UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of California Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Past 5 years	Past 10 years
CA Municipal Income	-1.97%	3.18%	4.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in California Municipal Income on February 28, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Municipal Income Fund

Municipal bonds posted lackluster returns during the 12 months ending February 29, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as high-yield muni bond funds experienced outflows while insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. After rallying in early 2008, munis performed quite poorly in the final weeks of the period in anticipation of renewed selling pressures and increased issuance. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned -1.18%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 7.30%.

During the past year, California Municipal Income returned -1.97% and the Lehman Brothers California Enhanced Municipal Bond Index returned -2.10%. My decision to maintain a larger-than-index exposure to higher-quality securities benefited the fund's performance relative to the benchmark, as they outpaced lower-quality securities. In particular, aiding performance was a larger-than-index stake in bonds that were prerefunded during the period, a process that shortened their maturity and improved their credit quality. Sector selection was another plus, with underweightings in state-issued general obligation bonds, tobacco securities, housing bonds and uninsured health care issues benefiting performance. They were among the sectors hit hardest by investors' growing aversion to risk, among other factors. Although I emphasized certain maturities over others at various points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no material impact on the fund's performance relative to the index. In contrast, an out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - detracted, as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of which insure Puerto Rico bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 985.40	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.18	$ 3.72
Class T
Actual	$ 1,000.00	$ 985.40	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.18	$ 3.72
Class B
Actual	$ 1,000.00	$ 982.10	$ 6.95
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Class C
Actual	$ 1,000.00	$ 980.80	$ 7.39
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
California Municipal Income
Actual	$ 1,000.00	$ 985.90	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.31
Institutional Class
Actual	$ 1,000.00	$ 985.80	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.74%
Class T	.74%
Class B	1.41%
Class C	1.50%
California Municipal Income	.46%
Institutional Class	.50%

Annual Report

Investment Changes

Top Five Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.2	41.3
Transportation	12.1	10.8
Escrowed/Pre-Refunded	8.9	9.3
Water & Sewer	7.9	7.5
Special Tax	7.3	6.6
Weighted Average Maturity as of February 29, 2008
		6 months ago
Years	11.3	7.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	7.4	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
AAA 48.1%	AAA 58.0%
AA,A 44.3%	AA,A 37.8%
BBB 4.2%	BBB 2.5%
BB and Below 0.2%	BB and Below 0.8%
Not Rated 1.7%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 97.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 353
4.625% 8/1/17	405	371
5% 8/1/18	530	496
5% 8/1/19	555	512
5% 8/1/20	585	532
5% 8/1/23	1,940	1,704
ABC Unified School District: Series C:
0% 8/1/31 (FGIC Insured)	2,720	662
0% 8/1/32 (FGIC Insured)	3,760	859
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,713
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,721
5% 12/1/20 (AMBAC Insured)	2,810	2,814
0% 6/15/17 (MBIA Insured)	2,310	1,485
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,783
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,108
Series C:
0% 9/1/19 (FSA Insured)	1,285	720
0% 9/1/22 (FSA Insured)	5,150	2,297
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,302
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,105
5% 8/1/17 (FGIC Insured)	5,030	5,160
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,920
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,142
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,304
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,409
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	1,968
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,010
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	$ 1,725	$ 1,860
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,991
0% 8/1/12 (AMBAC Insured)	2,800	2,370
0% 8/1/17 (AMBAC Insured)	1,000	638
0% 8/1/18 (AMBAC Insured)	2,000	1,193
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,035
5.5% 5/1/14 (AMBAC Insured)	7,935	8,551
5.5% 5/1/15 (AMBAC Insured)	8,400	8,975
6% 5/1/13	2,320	2,545
6% 5/1/14	7,500	8,183
6% 5/1/14 (MBIA Insured)	2,000	2,202
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	842
California Econ. Recovery:
Series A:
5% 7/1/09	6,200	6,388
5% 7/1/15	12,275	12,982
5% 7/1/15 (MBIA Insured)	7,500	7,954
5.25% 7/1/13	3,000	3,247
5.25% 7/1/14	3,540	3,840
Series B, 5%, tender 7/1/11 (c)	5,000	5,257
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,553
5% 2/1/17	1,000	961
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,541
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	518
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,069
5.25% 9/1/26	7,910	7,715
(Scripps College Proj.) Series 2001, 5.25% 8/1/26 (Pre-Refunded to 8/1/11 @ 100) (e)	1,000	1,070
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,060
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 1992, 6.25% 9/1/12 (FGIC Insured)	$ 2,000	$ 2,186
Series 2005, 5.5% 6/1/28	275	279
Series 2007:
5.625% 5/1/20	150	155
5.625% 5/1/26	215	221
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	165
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,306
4.5% 10/1/36	4,460	3,752
5% 2/1/11	3,000	3,138
5% 3/1/13	1,095	1,155
5% 3/1/15	3,050	3,206
5% 8/1/18	15,000	15,401
5% 12/1/21	10,000	9,911
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,754
5% 2/1/23	1,095	1,061
5% 2/1/26 (AMBAC Insured)	1,500	1,445
5% 3/1/26	2,800	2,652
5% 6/1/26	4,300	4,071
5% 6/1/27 (AMBAC Insured)	2,800	2,670
5% 6/1/29	5,005	4,712
5% 2/1/31 (MBIA Insured)	2,800	2,657
5% 3/1/31	4,600	4,336
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	1,885
5% 12/1/31 (MBIA Insured)	2,000	1,896
5% 9/1/32	4,200	3,952
5% 9/1/32	10,000	9,408
5% 10/1/32 (MBIA Insured)	1,000	946
5% 8/1/33	3,400	3,195
5% 9/1/33	10,000	9,397
5% 8/1/35	6,200	5,813
5% 9/1/35	9,400	8,814
5.125% 11/1/24	2,800	2,789
5.125% 2/1/26	2,800	2,703
5.25% 2/1/11	5,790	6,095
5.25% 3/1/11	1,405	1,481
5.25% 3/1/12	3,000	3,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/14	$ 140	$ 140
5.25% 10/1/14 (Pre-Refunded to 4/1/08 @ 100) (e)	160	160
5.25% 2/1/15	2,315	2,431
5.25% 2/1/15 (MBIA Insured)	5,040	5,366
5.25% 2/1/16	7,500	7,833
5.25% 10/1/17	105	105
5.25% 10/1/17 (Pre-Refunded to 4/1/08 @ 100) (e)	155	155
5.25% 11/1/18	3,000	3,114
5.25% 2/1/20	6,805	6,955
5.25% 2/1/22	2,020	2,044
5.25% 11/1/26	1,000	991
5.25% 2/1/27 (MBIA Insured)	5,490	5,492
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,029
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	4,911
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,994
5.25% 12/1/33	105	105
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 6/1/10	1,625	1,709
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,055	3,249
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	35,663
5.75% 10/1/10	7,325	7,799
5.75% 12/1/10	2,500	2,672
6% 4/1/18	2,545	2,827
6.75% 8/1/10	5,675	6,144
6.75% 8/1/12	1,100	1,237
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,142
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,546
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,307
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	7,027	4,055
Series 1983 B, 0% 8/1/15	90	43
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	830	833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	$ 2,000	$ 2,033
5.25% 2/1/32 (AMBAC Insured)	6,295	6,345
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,009
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,203
5% 12/1/27	1,080	1,019
5% 12/1/32	1,000	912
5% 10/1/33	7,235	6,972
5% 12/1/42	3,000	2,676
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,042
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,379
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,453
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	8,964
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,224
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,624
5% 6/1/14	2,000	2,095
5.25% 6/1/24	5,400	5,365
5.25% 6/1/25	5,000	4,938
5.25% 6/1/30	4,000	3,902
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,532
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,811
5% 11/1/21	2,020	1,983
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,871
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,206
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,473
Series A:
5.25% 6/1/12	2,485	2,635
5.5% 6/1/15	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,602
5% 11/1/16 (FGIC Insured)	2,000	2,109
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,160
5.5% 6/1/15 (MBIA Insured)	1,000	1,078
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,435
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,484
5.5% 6/1/17 (MBIA Insured)	4,775	5,093
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,310
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,770
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	2,799
5.125% 6/1/29	5,000	4,742
5.5% 6/1/19	2,000	2,073
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,145
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,352
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,586
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,384
5% 11/1/25 (MBIA Insured)	5,165	4,895
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	2,952
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,610
Series 2005 H, 5% 6/1/16	5,000	5,162
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,738
Series 2005 K, 5% 11/1/17	5,625	5,758
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,353
5.5% 11/1/16 (AMBAC Insured)	1,500	1,597
5% 11/1/16 (FSA Insured)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
5% 11/1/17 (FSA Insured)	$ 1,225	$ 1,294
California Statewide Communities Dev. Auth. Poll. Cont. Rev.:
(Southern California Edison Co. Proj.) Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,352
(Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,724
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,820
(Daughters of Charity Health Sys. Proj.):
Series A, 5.25% 7/1/35	13,020	11,415
Series G, 5.25% 7/1/12	900	913
5.25% 7/1/13	1,475	1,492
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,981
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,795
Series B, 3.94% 4/1/36 (c)	6,500	5,054
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,734
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,712
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,120
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	4,798
5% 11/15/43 (MBIA Insured)	4,125	3,635
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,658
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	307
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,010
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,204
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,680
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	983
5% 11/1/25 (AMBAC Insured)	3,820	3,724
5% 11/1/33 (AMBAC Insured)	5,000	4,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,040
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,220
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,653
5.5% 7/1/15 (MBIA Insured)	2,685	2,866
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,323
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,666
5% 8/1/22 (FSA Insured)	1,470	1,491
5% 8/1/25 (FSA Insured)	1,435	1,422
5% 8/1/26 (FSA Insured)	2,000	1,995
5% 8/1/27 (FSA Insured)	1,785	1,776
5% 8/1/31 (FSA Insured)	5,000	4,872
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,033
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,194
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,727
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	628
5% 9/1/12 (AMBAC Insured)	625	662
5% 9/1/13 (AMBAC Insured)	655	697
5% 9/1/14 (AMBAC Insured)	690	732
5% 9/1/15 (AMBAC Insured)	725	766
5% 9/1/18 (AMBAC Insured)	835	849
5% 9/1/20 (AMBAC Insured)	925	922
5% 9/1/22 (AMBAC Insured)	1,020	989
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,831
5% 4/1/12	4,210	4,279
5% 4/1/13	1,830	1,855
5.25% 4/1/09	1,600	1,630
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	18,777
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,304
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,627
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	625
0% 10/1/25 (AMBAC Insured)	1,665	582
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	926
0% 8/1/21 (MBIA Insured)	1,000	480
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,440
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	2,019
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,014
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,079
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	672
Foothill-De Anza Cmnty. College District:
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	1,911
0% 8/1/15 (MBIA Insured)	2,430	1,754
0% 8/1/19 (MBIA Insured)	5,365	3,001
0% 8/1/20 (MBIA Insured)	6,425	3,317
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	14,005
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	643
5% 1/1/35 (MBIA Insured)	24,070	20,792
0% 1/15/27 (a)	4,000	3,369
0% 1/15/27 (MBIA Insured) (a)	4,500	4,239
0% 1/15/29 (a)	4,000	3,323
5% 1/15/16 (MBIA Insured)	5,860	5,979
5.75% 1/15/40	8,155	8,026
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	962
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,302
5.75% 7/1/30 (MBIA Insured)	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	$ 2,645	$ 2,644
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,009
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	2,120	2,133
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,300
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,319
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,613
Series A:
5% 6/1/45	13,425	11,537
5% 6/1/45 (FGIC Insured)	2,800	2,520
Series A-1:
5% 6/1/11	1,500	1,526
5% 6/1/13	1,000	1,009
5% 6/1/14	2,000	2,005
5% 6/1/15	1,000	997
Series A1:
5% 6/1/12	1,400	1,416
5% 6/1/33	3,000	2,487
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,811
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,851
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,640
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,527
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	625
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,088
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,342
5.25% 11/15/21	3,790	3,444
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series A:
5% 5/15/11 (MBIA Insured) (d)	$ 1,000	$ 1,040
5% 5/15/14 (FGIC Insured) (d)	2,000	2,065
5% 5/15/15 (FGIC Insured) (d)	1,000	1,026
5% 5/15/22 (MBIA Insured) (d)	2,735	2,561
6% 5/15/10 (FGIC Insured) (d)	1,000	1,053
6% 5/15/12 (FGIC Insured) (d)	3,500	3,761
Los Angeles Cmnty. College District Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,335
5% 8/1/20 (FGIC Insured)	2,415	2,473
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,676
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,753
(Disney Parking Proj.):
0% 3/1/10	2,000	1,876
0% 3/1/11	1,950	1,753
0% 3/1/12	2,180	1,869
0% 3/1/13	6,490	5,298
0% 9/1/14 (AMBAC Insured)	3,860	2,931
0% 3/1/18	3,000	1,812
0% 3/1/19	3,200	1,793
0% 3/1/20	1,000	520
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,125
5.375% 9/1/17 (FSA Insured)	1,095	1,171
5.375% 9/1/18 (FSA Insured)	1,155	1,228
5.375% 9/1/19 (FSA Insured)	1,210	1,277
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,787
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,076
5% 5/15/18 (MBIA Insured) (d)	1,410	1,426
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series A:
5.25% 5/15/19 (FGIC Insured)	$ 3,000	$ 3,077
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,126
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,397
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	4,798
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	14,613
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,453
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	2,946
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,767
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,533
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,810
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,152
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,582
5% 7/1/19 (FSA Insured)	7,360	7,660
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,095	2,426
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	933
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,188
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	486
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	17,207
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	954
0% 8/1/25 (FGIC Insured)	2,800	997
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,578
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	$ 5,000	$ 5,178
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,085
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	523
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	551
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,666
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	464
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,204
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,030
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,338
12% 8/1/17 (FSA Insured)	1,000	1,599
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,512
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,026
5% 9/1/17 (AMBAC Insured)	2,735	2,812
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,363
3.618% 7/1/13 (c)	9,000	8,218
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,873
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,871
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,044
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,052
5.5% 9/1/17 (FGIC Insured)	3,000	3,145
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,015
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,547
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.: - continued
5.75% 12/1/11 (AMBAC Insured) (d)	$ 4,000	$ 4,295
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	3,997
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,827
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,880
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,151
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	2,860
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,613
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,008
0% 8/1/21 (FGIC Insured)	1,000	468
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,825	1,822
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,157
Port of Oakland Rev.:
Series 2000 K, 5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,347
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,904
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,220
5% 11/1/16 (MBIA Insured) (d)	2,885	2,917
5% 11/1/17 (MBIA Insured) (d)	2,185	2,185
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,428
5% 11/1/15 (MBIA Insured) (d)	5,850	5,969
5% 11/1/17 (MBIA Insured) (d)	3,355	3,392
5% 11/1/18 (MBIA Insured) (d)	2,740	2,753
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,437
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,476
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	35	35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.): - continued
Series B, 5.7% 6/1/16 (MBIA Insured)	$ 1,950	$ 2,097
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,686
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,960
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,029
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	515
0% 8/1/25 (FGIC Insured)	2,725	954
0% 8/1/26 (FGIC Insured)	1,365	447
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	622
0% 8/1/27 (FGIC Insured)	1,940	607
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,162
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,539
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,069
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,531
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,155
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22 (b)	10,000	10,395
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,013
0% 8/1/17 (FSA Insured)	3,395	2,197
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,287
5% 11/15/16 (AMBAC Insured)	2,000	2,095
5% 11/15/17 (AMBAC Insured)	2,000	2,067
5% 11/15/18 (AMBAC Insured)	2,000	2,047
5.25% 10/1/11	1,705	1,787
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,295
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	4,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	$ 2,290	$ 2,576
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,629
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,642
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,588
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,070
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,565
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,384
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,322
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,783
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,553
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,421
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,042
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,214
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,366
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,039
0% 8/1/10 (FGIC Insured)	1,085	1,004
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,658
5% 11/15/21 (MBIA Insured)	3,645	3,543
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	3,400
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,109
0% 1/15/12 (MBIA Insured)	7,000	6,007
0% 1/15/15 (MBIA Insured)	5,000	3,616
0% 1/15/20 (MBIA Insured)	3,765	1,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/31 (MBIA Insured)	$ 5,000	$ 1,126
5.5% 1/15/28	1,060	951
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,751
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,038
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,824
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,574
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,695
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,973
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,011
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,474
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,791
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	818
0% 9/1/25 (FGIC Insured)	1,490	528
0% 9/1/26 (FGIC Insured)	1,500	497
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,097
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,144
Santa Rosa Wastewtr. Rev.:
(Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,034
0% 9/1/22 (AMBAC Insured)	2,900	1,258
Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	2,369
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,844
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	330
0% 5/1/28 (MBIA Insured)	3,340	995
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	$ 1,400	$ 1,514
6.75% 7/1/11	6,500	7,200
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	780
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,320
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	3,027
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,800
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,996
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,325
6% 6/1/22	1,100	1,146
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,316
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	594
0% 9/1/21 (FGIC Insured)	2,995	1,422
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,878
5% 5/15/33 (FSA Insured)	1,000	971
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	815
5.5% 5/15/21 (Pre-Refunded to 5/15/12 @ 101) (e)	1,335	1,468
5.5% 5/15/24 (AMBAC Insured)	370	379
5.5% 5/15/24 (Pre-Refunded to 5/15/12 @ 101) (e)	630	693
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,482
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,708
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,078
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,228
5% 5/15/17 (FSA Insured)	4,000	4,199
5.25% 5/15/16 (AMBAC Insured)	5,000	5,285
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series K, 5% 5/15/22	$ 6,455	$ 6,472
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,518
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,908
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,025	1,101
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,090
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,504
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,807
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,140
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	139
5.375% 8/1/16 (FSA Insured)	100	106
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	743
0% 8/1/31 (FGIC Insured)	2,715	661
0% 8/1/32 (FGIC Insured)	1,315	301
5.25% 8/1/16 (FGIC Insured)	1,000	1,052
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,379
5% 7/1/25	1,665	1,546
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,323
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	992
		1,543,935
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,107
5.875% 7/1/35	1,875	1,765
		2,872
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	4,226
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	6,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,318
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,256
0% 8/1/54 (AMBAC Insured)	9,500	574
		19,485
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	567
5.25% 10/1/15	1,255	1,289
		1,856
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,609,495)	1,568,148
NET OTHER ASSETS - 1.5%	24,192
NET ASSETS - 100%	$ 1,592,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
95 UST 10 YR Index Contracts	June 2008	$ 11,142	$ 268

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $260,000.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,482,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.2%
Transportation	12.1%
Escrowed/Pre-Refunded	8.9%
Water & Sewer	7.9%
Special Tax	7.3%
Electric Utilities	6.2%
Education	5.3%
Health Care	5.3%
Others* (individually less than 5%)	8.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,609,495)		$ 1,568,148
Cash		13,998
Receivable for fund shares sold		2,644
Interest receivable		17,935
Receivable for daily variation on futures contracts		144
Prepaid expenses		4
Other receivables		211
Total assets		1,603,084

Liabilities
Payable for fund shares redeemed	$ 8,125
Distributions payable	1,688
Accrued management fee	505
Distribution fees payable	16
Other affiliated payables	362
Other payables and accrued expenses	48
Total liabilities		10,744

Net Assets		$ 1,592,340
Net Assets consist of:
Paid in capital		$ 1,633,846
Undistributed net investment income		1,326
Accumulated undistributed net realized gain (loss) on investments		(1,753)
Net unrealized appreciation (depreciation) on investments		(41,079)
Net Assets		$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,747 ÷ 1,698.6 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($5,150 ÷ 442.1 shares)	$ 11.65

Maximum offering price per share (100/96.00 of $11.65)	$ 12.14
Class B: Net Asset Value and offering price per share ($4,858 ÷ 418.1 shares)A	$ 11.62

Class C: Net Asset Value and offering price per share ($8,224 ÷ 708.3 shares)A	$ 11.61

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,543,431 ÷ 132,903.5 shares)	$ 11.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,930 ÷ 939.6 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2008

Investment Income
Interest		$ 72,817

Expenses
Management fee	$ 5,980
Transfer agent fees	1,116
Distribution fees	187
Accounting fees and expenses	307
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	74
Audit	56
Legal	11
Miscellaneous	15
Total expenses before reductions	7,775
Expense reductions	(599)	7,176
Net investment income		65,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,853
Futures contracts	840
Swap agreements	283
Total net realized gain (loss)		5,976
Change in net unrealized appreciation (depreciation) on: Investment securities	(105,760)
Futures contracts	268
Swap agreements	360
Total change in net unrealized appreciation (depreciation)		(105,132)
Net gain (loss)		(99,156)
Net increase (decrease) in net assets resulting from operations		$ (33,515)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,641	$ 64,183
Net realized gain (loss)	5,976	13,028
Change in net unrealized appreciation (depreciation)	(105,132)	(7,105)
Net increase (decrease) in net assets resulting from operations	(33,515)	70,106
Distributions to shareholders from net investment income	(65,536)	(64,808)
Distributions to shareholders from net realized gain	(9,277)	(12,368)
Total distributions	(74,813)	(77,176)
Share transactions - net increase (decrease)	48,978	24,916
Redemption fees	24	8
Total increase (decrease) in net assets	(59,326)	17,854

Net Assets
Beginning of period	1,651,666	1,633,812
End of period (including undistributed net investment income of $1,326 and $521, respectively)	$ 1,592,340	$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income C	.457	.478	.490	.505	.521
Net realized and unrealized gain (loss)	(.711)	.050	(.025)	(.149)	.248
Total from investment operations	(.254)	.528	.465	.356	.769
Distributions from net investment income	(.457)	(.483)	(.490)	(.501)	(.517)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.526)	(.578)	(.565)	(.636)	(.689)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Total Return A, B	(2.15)%	4.36%	3.78%	2.92%	6.25%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.64%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.73%	.64%	.65%	.66%	.65%
Expenses net of all reductions	.70%	.62%	.62%	.65%	.65%
Net investment income	3.76%	3.88%	3.93%	4.04%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 13	$ 11	$ 7	$ 6
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Income from Investment Operations
Net investment income C	.458	.466	.477	.492	.508
Net realized and unrealized gain (loss)	(.712)	.048	(.027)	(.150)	.237
Total from investment operations	(.254)	.514	.450	.342	.745
Distributions from net investment income	(.457)	(.469)	(.475)	(.487)	(.503)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.526)	(.564)	(.550)	(.622)	(.675)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Total Return A, B	(2.15)%	4.24%	3.66%	2.80%	6.04%
Ratios to Average Net Assets D
Expenses before reductions	.74%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.74%	.75%	.77%	.77%	.76%
Expenses net of all reductions	.70%	.72%	.73%	.76%	.76%
Net investment income	3.75%	3.77%	3.81%	3.93%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 3	$ 4
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income C	.376	.383	.394	.409	.426
Net realized and unrealized gain (loss)	(.712)	.049	(.026)	(.159)	.248
Total from investment operations	(.336)	.432	.368	.250	.674
Distributions from net investment income	(.375)	(.387)	(.393)	(.405)	(.422)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.444)	(.482)	(.468)	(.540)	(.594)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Total Return A, B	(2.81)%	3.57%	2.99%	2.06%	5.46%
Ratios to Average Net Assets D
Expenses before reductions	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of fee waivers, if any	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.41%	1.40%
Net investment income	3.08%	3.11%	3.15%	3.28%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income C	.364	.371	.382	.397	.411
Net realized and unrealized gain (loss)	(.721)	.061	(.035)	(.149)	.248
Total from investment operations	(.357)	.432	.347	.248	.659
Distributions from net investment income	(.364)	(.377)	(.382)	(.393)	(.407)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.433)	(.472)	(.457)	(.528)	(.579)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Total Return A, B	(2.98)%	3.56%	2.81%	2.04%	5.34%
Ratios to Average Net Assets D
Expenses before reductions	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.47%	1.48%	1.49%	1.51%	1.51%
Net investment income	2.99%	3.02%	3.06%	3.18%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 10	$ 10	$ 11	$ 12
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income B	.491	.499	.512	.527	.544
Net realized and unrealized gain (loss)	(.722)	.050	(.025)	(.149)	.247
Total from investment operations	(.231)	.549	.487	.378	.791
Distributions from net investment income	(.490)	(.504)	(.512)	(.523)	(.539)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.559)	(.599)	(.587)	(.658)	(.711)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Total Return A	(1.97)%	4.55%	3.97%	3.11%	6.44%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.43%	.44%	.45%	.47%	.48%
Net investment income	4.03%	4.05%	4.10%	4.22%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,543	$ 1,611	$ 1,601	$ 1,506	$ 1,550
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Income from Investment Operations
Net investment income B	.486	.493	.509	.529	.546
Net realized and unrealized gain (loss)	(.722)	.049	(.025)	(.151)	.254
Total from investment operations	(.236)	.542	.484	.378	.800
Distributions from net investment income	(.485)	(.497)	(.509)	(.523)	(.538)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.554)	(.592)	(.584)	(.658)	(.710)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Total Return A	(2.00)%	4.48%	3.94%	3.10%	6.51%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.53%	.50%	.47%	.49%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.47%	.49%
Expenses net of all reductions	.47%	.50%	.46%	.47%	.49%
Net investment income	3.99%	3.99%	4.08%	4.23%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,930	$ 7,882	$ 2,143	$ 1,057	$ 264
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to futures transactions.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 26,816
Unrealized depreciation	(69,386)
Net unrealized appreciation (depreciation)	(42,570)
Undistributed long-term capital gain	454

Cost for federal income tax purposes	$ 1,610,718

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Tax-exempt Income	$ 65,536	$ 64,808
Ordinary Income	806	-
Long-term Capital Gains	8,471	12,368
Total	$ 74,813	$ 77,176

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $465,726 and $432,555, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 36	$ 5
Class T	-%	.25%	12	-
Class B	.65%	.25%	46	33
Class C	.75%	.25%	93	15
			$ 187	$ 53

On January 18, 2007, the Board of Trustees approved an increase of Class A's service fee from .15% to .25%, effective April 1, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007) some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	1
Class B*	7
Class C*	2
$ 24

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for California Municipal Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 14.09
Class T	4.09
Class B	6.11
Class C	10.11
California Municipal Income	1,073.07
Institutional Class	9.11
	$ 1,116

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $23 and $287, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	1
Class B	1
Class C	2
California Municipal Income	278
Institutional Class	1
$ 286

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2008*	2007
From net investment income
Class A	$ 552	$ 473
Class T	183	176
Class B	158	165
Class C	275	303
California Municipal Income	64,032	63,502
Institutional Class	336	189
Total	$ 65,536	$ 64,808
From net realized gain
Class A	$ 81	$ 93
Class T	28	35
Class B	30	41
Class C	53	75
California Municipal Income	9,038	12,083
Institutional Class	47	41
Total	$ 9,277	$ 12,368

* February 29, 2008.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2008*	2007	2008*	2007
Class A
Shares sold	1,031	487	$ 12,553	$ 6,004
Reinvestment of distributions	32	28	389	348
Shares redeemed	(410)	(354)	(5,007)	(4,369)
Net increase (decrease)	653	161	$ 7,935	$ 1,983
Class T
Shares sold	88	139	$ 1,089	$ 1,696
Reinvestment of distributions	14	14	167	178
Shares redeemed	(58)	(79)	(712)	(971)
Net increase (decrease)	44	74	$ 544	$ 903
Class B
Shares sold	50	35	$ 610	$ 435
Reinvestment of distributions	6	6	72	80
Shares redeemed	(62)	(52)	(759)	(644)
Net increase (decrease)	(6)	(11)	$ (77)	$ (129)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2008*	2007	2008*	2007
Class C
Shares sold	204	252	$ 2,490	$ 3,089
Reinvestment of distributions	15	20	183	246
Shares redeemed	(305)	(277)	(3,710)	(3,408)
Net increase (decrease)	(86)	(5)	$ (1,037)	$ (73)
California Municipal Income
Shares sold	28,642	22,440	$ 349,083	$ 276,678
Reinvestment of distributions	4,111	4,248	49,922	52,369
Shares redeemed	(29,771)	(25,430)	(361,103)	(312,547)
Net increase (decrease)	2,982	1,258	$ 37,902	$ 16,500
Institutional Class
Shares sold	552	671	$ 6,705	$ 8,296
Reinvestment of distributions	11	9	132	112
Shares redeemed	(258)	(217)	(3,126)	(2,676)
Net increase (decrease)	305	463	$ 3,711	$ 5,732

* February 29, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of California Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of California Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of California Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of California Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of California Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of California Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of California Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of California Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of California Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of California Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
California Municipal Income	04/14/08	04/11/08	$0.004

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $4,941,777, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 7.77% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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www.fidelity.com

CFL-UANN-0408
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(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 12 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A,(dagger)	-6.06%	2.16%	3.92%
Class T (incl. 4.00% sales charge) B,(dagger)	-6.06%	2.05%	3.88%
Class B (incl. contingent deferred sales charge)C	-7.49%	1.88%	3.90%
Class C (incl. contingent deferred sales charge)D	-3.92%	2.12%	3.84%

A Effective April 1, 2007 Class A shares bear a 0.25% 12-b1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns between August 1, 2002 and March 31, 2007 reflect a 0.15% 12-b1 fee. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Effective April 1, 2002 Class T's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Effective April 1, 2002 Class B's 12b-1 plan currently authorizes a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Effective April 1, 2002 Class C's 12b-1 plan currently authorizes a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

8 The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class A on February 28, 1998, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Class A took place on August 1, 2002. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Municipal bonds posted lackluster returns during the 12 months ending February 29, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as high-yield muni bond funds experienced outflows while insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. After rallying in early 2008, munis performed quite poorly in the final weeks of the period in anticipation of renewed selling pressures and increased issuance. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned -1.18%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 7.30%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned -2.15%, -2.15%, -2.81% and -2.98%, respectively (excluding sales charges). Meanwhile, the Lehman Brothers California Enhanced Municipal Bond Index returned -2.10%. My decision to maintain a larger-than-index exposure to higher-quality securities benefited the fund's performance relative to the benchmark, as they outpaced lower-quality securities. In particular, aiding performance was a larger-than-index stake in bonds that were prerefunded during the period, a process that shortened their maturity and improved their credit quality. Sector selection was another plus, with underweightings in state-issued general obligation bonds, tobacco securities, housing bonds and uninsured health care issues benefiting performance. They were among the sectors hit hardest by investors' growing aversion to risk, among other factors. Although I emphasized certain maturities over others at various points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no material impact on the fund's performance relative to the index. In contrast, an out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - detracted, as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of which insure Puerto Rico bonds.

During the past year, the fund's Institutional Class shares returned -2.00% and the Lehman Brothers California Enhanced Municipal Bond Index returned -2.10%. My decision to maintain a larger-than-index exposure to higher-quality securities benefited the fund's performance relative to the benchmark, as they outpaced lower-quality securities. In particular, aiding performance was a larger-than-index stake in bonds that were prerefunded during the period, a process that shortened their maturity and improved their credit quality. Sector selection was another plus, with underweightings in state-issued general obligation bonds, tobacco securities, housing bonds and uninsured health care issues benefiting performance. They were among the sectors hit hardest by investors' growing aversion to risk, among other factors. Although I emphasized certain maturities over others at various points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no material impact on the fund's performance relative to the index. In contrast, an out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - detracted, as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of which insure Puerto Rico bonds.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 985.40	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.18	$ 3.72
Class T
Actual	$ 1,000.00	$ 985.40	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.18	$ 3.72
Class B
Actual	$ 1,000.00	$ 982.10	$ 6.95
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Class C
Actual	$ 1,000.00	$ 980.80	$ 7.39
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
California Municipal Income
Actual	$ 1,000.00	$ 985.90	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.31
Institutional Class
Actual	$ 1,000.00	$ 985.80	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.74%
Class T	.74%
Class B	1.41%
Class C	1.50%
California Municipal Income	.46%
Institutional Class	.50%

Annual Report

Investment Changes

Top Five Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.2	41.3
Transportation	12.1	10.8
Escrowed/Pre-Refunded	8.9	9.3
Water & Sewer	7.9	7.5
Special Tax	7.3	6.6
Weighted Average Maturity as of February 29, 2008
		6 months ago
Years	11.3	7.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	7.4	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
AAA 48.1%	AAA 58.0%
AA,A 44.3%	AA,A 37.8%
BBB 4.2%	BBB 2.5%
BB and Below 0.2%	BB and Below 0.8%
Not Rated 1.7%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 97.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 353
4.625% 8/1/17	405	371
5% 8/1/18	530	496
5% 8/1/19	555	512
5% 8/1/20	585	532
5% 8/1/23	1,940	1,704
ABC Unified School District: Series C:
0% 8/1/31 (FGIC Insured)	2,720	662
0% 8/1/32 (FGIC Insured)	3,760	859
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,713
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,721
5% 12/1/20 (AMBAC Insured)	2,810	2,814
0% 6/15/17 (MBIA Insured)	2,310	1,485
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,783
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,108
Series C:
0% 9/1/19 (FSA Insured)	1,285	720
0% 9/1/22 (FSA Insured)	5,150	2,297
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,302
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,105
5% 8/1/17 (FGIC Insured)	5,030	5,160
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,920
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,142
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,304
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,409
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	1,968
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,010
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	$ 1,725	$ 1,860
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,991
0% 8/1/12 (AMBAC Insured)	2,800	2,370
0% 8/1/17 (AMBAC Insured)	1,000	638
0% 8/1/18 (AMBAC Insured)	2,000	1,193
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,035
5.5% 5/1/14 (AMBAC Insured)	7,935	8,551
5.5% 5/1/15 (AMBAC Insured)	8,400	8,975
6% 5/1/13	2,320	2,545
6% 5/1/14	7,500	8,183
6% 5/1/14 (MBIA Insured)	2,000	2,202
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	842
California Econ. Recovery:
Series A:
5% 7/1/09	6,200	6,388
5% 7/1/15	12,275	12,982
5% 7/1/15 (MBIA Insured)	7,500	7,954
5.25% 7/1/13	3,000	3,247
5.25% 7/1/14	3,540	3,840
Series B, 5%, tender 7/1/11 (c)	5,000	5,257
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,553
5% 2/1/17	1,000	961
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,541
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	518
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,069
5.25% 9/1/26	7,910	7,715
(Scripps College Proj.) Series 2001, 5.25% 8/1/26 (Pre-Refunded to 8/1/11 @ 100) (e)	1,000	1,070
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,060
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 1992, 6.25% 9/1/12 (FGIC Insured)	$ 2,000	$ 2,186
Series 2005, 5.5% 6/1/28	275	279
Series 2007:
5.625% 5/1/20	150	155
5.625% 5/1/26	215	221
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	165
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,306
4.5% 10/1/36	4,460	3,752
5% 2/1/11	3,000	3,138
5% 3/1/13	1,095	1,155
5% 3/1/15	3,050	3,206
5% 8/1/18	15,000	15,401
5% 12/1/21	10,000	9,911
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,754
5% 2/1/23	1,095	1,061
5% 2/1/26 (AMBAC Insured)	1,500	1,445
5% 3/1/26	2,800	2,652
5% 6/1/26	4,300	4,071
5% 6/1/27 (AMBAC Insured)	2,800	2,670
5% 6/1/29	5,005	4,712
5% 2/1/31 (MBIA Insured)	2,800	2,657
5% 3/1/31	4,600	4,336
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	1,885
5% 12/1/31 (MBIA Insured)	2,000	1,896
5% 9/1/32	4,200	3,952
5% 9/1/32	10,000	9,408
5% 10/1/32 (MBIA Insured)	1,000	946
5% 8/1/33	3,400	3,195
5% 9/1/33	10,000	9,397
5% 8/1/35	6,200	5,813
5% 9/1/35	9,400	8,814
5.125% 11/1/24	2,800	2,789
5.125% 2/1/26	2,800	2,703
5.25% 2/1/11	5,790	6,095
5.25% 3/1/11	1,405	1,481
5.25% 3/1/12	3,000	3,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/14	$ 140	$ 140
5.25% 10/1/14 (Pre-Refunded to 4/1/08 @ 100) (e)	160	160
5.25% 2/1/15	2,315	2,431
5.25% 2/1/15 (MBIA Insured)	5,040	5,366
5.25% 2/1/16	7,500	7,833
5.25% 10/1/17	105	105
5.25% 10/1/17 (Pre-Refunded to 4/1/08 @ 100) (e)	155	155
5.25% 11/1/18	3,000	3,114
5.25% 2/1/20	6,805	6,955
5.25% 2/1/22	2,020	2,044
5.25% 11/1/26	1,000	991
5.25% 2/1/27 (MBIA Insured)	5,490	5,492
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,029
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	4,911
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,994
5.25% 12/1/33	105	105
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 6/1/10	1,625	1,709
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,055	3,249
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	35,663
5.75% 10/1/10	7,325	7,799
5.75% 12/1/10	2,500	2,672
6% 4/1/18	2,545	2,827
6.75% 8/1/10	5,675	6,144
6.75% 8/1/12	1,100	1,237
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,142
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,546
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,307
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	7,027	4,055
Series 1983 B, 0% 8/1/15	90	43
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	830	833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	$ 2,000	$ 2,033
5.25% 2/1/32 (AMBAC Insured)	6,295	6,345
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,009
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,203
5% 12/1/27	1,080	1,019
5% 12/1/32	1,000	912
5% 10/1/33	7,235	6,972
5% 12/1/42	3,000	2,676
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,042
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,379
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,453
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	8,964
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,224
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,624
5% 6/1/14	2,000	2,095
5.25% 6/1/24	5,400	5,365
5.25% 6/1/25	5,000	4,938
5.25% 6/1/30	4,000	3,902
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,532
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,811
5% 11/1/21	2,020	1,983
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,871
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,206
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,473
Series A:
5.25% 6/1/12	2,485	2,635
5.5% 6/1/15	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,602
5% 11/1/16 (FGIC Insured)	2,000	2,109
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,160
5.5% 6/1/15 (MBIA Insured)	1,000	1,078
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,435
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,484
5.5% 6/1/17 (MBIA Insured)	4,775	5,093
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,310
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,770
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	2,799
5.125% 6/1/29	5,000	4,742
5.5% 6/1/19	2,000	2,073
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,145
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,352
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,586
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,384
5% 11/1/25 (MBIA Insured)	5,165	4,895
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	2,952
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,610
Series 2005 H, 5% 6/1/16	5,000	5,162
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,738
Series 2005 K, 5% 11/1/17	5,625	5,758
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,353
5.5% 11/1/16 (AMBAC Insured)	1,500	1,597
5% 11/1/16 (FSA Insured)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
5% 11/1/17 (FSA Insured)	$ 1,225	$ 1,294
California Statewide Communities Dev. Auth. Poll. Cont. Rev.:
(Southern California Edison Co. Proj.) Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,352
(Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,724
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,820
(Daughters of Charity Health Sys. Proj.):
Series A, 5.25% 7/1/35	13,020	11,415
Series G, 5.25% 7/1/12	900	913
5.25% 7/1/13	1,475	1,492
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,981
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,795
Series B, 3.94% 4/1/36 (c)	6,500	5,054
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,734
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,712
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,120
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	4,798
5% 11/15/43 (MBIA Insured)	4,125	3,635
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,658
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	307
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,010
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,204
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,680
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	983
5% 11/1/25 (AMBAC Insured)	3,820	3,724
5% 11/1/33 (AMBAC Insured)	5,000	4,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,040
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,220
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,653
5.5% 7/1/15 (MBIA Insured)	2,685	2,866
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,323
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,666
5% 8/1/22 (FSA Insured)	1,470	1,491
5% 8/1/25 (FSA Insured)	1,435	1,422
5% 8/1/26 (FSA Insured)	2,000	1,995
5% 8/1/27 (FSA Insured)	1,785	1,776
5% 8/1/31 (FSA Insured)	5,000	4,872
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,033
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,194
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,727
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	628
5% 9/1/12 (AMBAC Insured)	625	662
5% 9/1/13 (AMBAC Insured)	655	697
5% 9/1/14 (AMBAC Insured)	690	732
5% 9/1/15 (AMBAC Insured)	725	766
5% 9/1/18 (AMBAC Insured)	835	849
5% 9/1/20 (AMBAC Insured)	925	922
5% 9/1/22 (AMBAC Insured)	1,020	989
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,831
5% 4/1/12	4,210	4,279
5% 4/1/13	1,830	1,855
5.25% 4/1/09	1,600	1,630
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	18,777
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,304
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,627
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	625
0% 10/1/25 (AMBAC Insured)	1,665	582
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	926
0% 8/1/21 (MBIA Insured)	1,000	480
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,440
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	2,019
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,014
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,079
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	672
Foothill-De Anza Cmnty. College District:
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	1,911
0% 8/1/15 (MBIA Insured)	2,430	1,754
0% 8/1/19 (MBIA Insured)	5,365	3,001
0% 8/1/20 (MBIA Insured)	6,425	3,317
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	14,005
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	643
5% 1/1/35 (MBIA Insured)	24,070	20,792
0% 1/15/27 (a)	4,000	3,369
0% 1/15/27 (MBIA Insured) (a)	4,500	4,239
0% 1/15/29 (a)	4,000	3,323
5% 1/15/16 (MBIA Insured)	5,860	5,979
5.75% 1/15/40	8,155	8,026
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	962
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,302
5.75% 7/1/30 (MBIA Insured)	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	$ 2,645	$ 2,644
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,009
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	2,120	2,133
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,300
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,319
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,613
Series A:
5% 6/1/45	13,425	11,537
5% 6/1/45 (FGIC Insured)	2,800	2,520
Series A-1:
5% 6/1/11	1,500	1,526
5% 6/1/13	1,000	1,009
5% 6/1/14	2,000	2,005
5% 6/1/15	1,000	997
Series A1:
5% 6/1/12	1,400	1,416
5% 6/1/33	3,000	2,487
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,811
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,851
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,640
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,527
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	625
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,088
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,342
5.25% 11/15/21	3,790	3,444
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series A:
5% 5/15/11 (MBIA Insured) (d)	$ 1,000	$ 1,040
5% 5/15/14 (FGIC Insured) (d)	2,000	2,065
5% 5/15/15 (FGIC Insured) (d)	1,000	1,026
5% 5/15/22 (MBIA Insured) (d)	2,735	2,561
6% 5/15/10 (FGIC Insured) (d)	1,000	1,053
6% 5/15/12 (FGIC Insured) (d)	3,500	3,761
Los Angeles Cmnty. College District Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,335
5% 8/1/20 (FGIC Insured)	2,415	2,473
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,676
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,753
(Disney Parking Proj.):
0% 3/1/10	2,000	1,876
0% 3/1/11	1,950	1,753
0% 3/1/12	2,180	1,869
0% 3/1/13	6,490	5,298
0% 9/1/14 (AMBAC Insured)	3,860	2,931
0% 3/1/18	3,000	1,812
0% 3/1/19	3,200	1,793
0% 3/1/20	1,000	520
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,125
5.375% 9/1/17 (FSA Insured)	1,095	1,171
5.375% 9/1/18 (FSA Insured)	1,155	1,228
5.375% 9/1/19 (FSA Insured)	1,210	1,277
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,787
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,076
5% 5/15/18 (MBIA Insured) (d)	1,410	1,426
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series A:
5.25% 5/15/19 (FGIC Insured)	$ 3,000	$ 3,077
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,126
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,397
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	4,798
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	14,613
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,453
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	2,946
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,767
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,533
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,810
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,152
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,582
5% 7/1/19 (FSA Insured)	7,360	7,660
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,095	2,426
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	933
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,188
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	486
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	17,207
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	954
0% 8/1/25 (FGIC Insured)	2,800	997
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,578
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	$ 5,000	$ 5,178
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,085
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	523
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	551
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,666
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	464
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,204
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,030
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,338
12% 8/1/17 (FSA Insured)	1,000	1,599
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,512
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,026
5% 9/1/17 (AMBAC Insured)	2,735	2,812
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,363
3.618% 7/1/13 (c)	9,000	8,218
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,873
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,871
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,044
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,052
5.5% 9/1/17 (FGIC Insured)	3,000	3,145
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,015
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,547
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.: - continued
5.75% 12/1/11 (AMBAC Insured) (d)	$ 4,000	$ 4,295
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	3,997
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,827
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,880
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,151
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	2,860
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,613
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,008
0% 8/1/21 (FGIC Insured)	1,000	468
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,825	1,822
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,157
Port of Oakland Rev.:
Series 2000 K, 5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,347
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,904
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,220
5% 11/1/16 (MBIA Insured) (d)	2,885	2,917
5% 11/1/17 (MBIA Insured) (d)	2,185	2,185
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,428
5% 11/1/15 (MBIA Insured) (d)	5,850	5,969
5% 11/1/17 (MBIA Insured) (d)	3,355	3,392
5% 11/1/18 (MBIA Insured) (d)	2,740	2,753
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,437
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,476
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	35	35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.): - continued
Series B, 5.7% 6/1/16 (MBIA Insured)	$ 1,950	$ 2,097
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,686
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,960
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,029
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	515
0% 8/1/25 (FGIC Insured)	2,725	954
0% 8/1/26 (FGIC Insured)	1,365	447
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	622
0% 8/1/27 (FGIC Insured)	1,940	607
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,162
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,539
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,069
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,531
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,155
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22 (b)	10,000	10,395
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,013
0% 8/1/17 (FSA Insured)	3,395	2,197
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,287
5% 11/15/16 (AMBAC Insured)	2,000	2,095
5% 11/15/17 (AMBAC Insured)	2,000	2,067
5% 11/15/18 (AMBAC Insured)	2,000	2,047
5.25% 10/1/11	1,705	1,787
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,295
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	4,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	$ 2,290	$ 2,576
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,629
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,642
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,588
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,070
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,565
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,384
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,322
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,783
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,553
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,421
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,042
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,214
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,366
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,039
0% 8/1/10 (FGIC Insured)	1,085	1,004
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,658
5% 11/15/21 (MBIA Insured)	3,645	3,543
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	3,400
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,109
0% 1/15/12 (MBIA Insured)	7,000	6,007
0% 1/15/15 (MBIA Insured)	5,000	3,616
0% 1/15/20 (MBIA Insured)	3,765	1,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/31 (MBIA Insured)	$ 5,000	$ 1,126
5.5% 1/15/28	1,060	951
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,751
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,038
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,824
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,574
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,695
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,973
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,011
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,474
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,791
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	818
0% 9/1/25 (FGIC Insured)	1,490	528
0% 9/1/26 (FGIC Insured)	1,500	497
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,097
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,144
Santa Rosa Wastewtr. Rev.:
(Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,034
0% 9/1/22 (AMBAC Insured)	2,900	1,258
Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	2,369
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,844
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	330
0% 5/1/28 (MBIA Insured)	3,340	995
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	$ 1,400	$ 1,514
6.75% 7/1/11	6,500	7,200
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	780
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,320
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	3,027
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,800
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,996
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,325
6% 6/1/22	1,100	1,146
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,316
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	594
0% 9/1/21 (FGIC Insured)	2,995	1,422
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,878
5% 5/15/33 (FSA Insured)	1,000	971
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	815
5.5% 5/15/21 (Pre-Refunded to 5/15/12 @ 101) (e)	1,335	1,468
5.5% 5/15/24 (AMBAC Insured)	370	379
5.5% 5/15/24 (Pre-Refunded to 5/15/12 @ 101) (e)	630	693
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,482
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,708
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,078
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,228
5% 5/15/17 (FSA Insured)	4,000	4,199
5.25% 5/15/16 (AMBAC Insured)	5,000	5,285
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series K, 5% 5/15/22	$ 6,455	$ 6,472
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,518
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,908
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,025	1,101
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,090
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,504
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,807
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,140
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	139
5.375% 8/1/16 (FSA Insured)	100	106
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	743
0% 8/1/31 (FGIC Insured)	2,715	661
0% 8/1/32 (FGIC Insured)	1,315	301
5.25% 8/1/16 (FGIC Insured)	1,000	1,052
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,379
5% 7/1/25	1,665	1,546
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,323
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	992
		1,543,935
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,107
5.875% 7/1/35	1,875	1,765
		2,872
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	4,226
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	6,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,318
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,256
0% 8/1/54 (AMBAC Insured)	9,500	574
		19,485
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	567
5.25% 10/1/15	1,255	1,289
		1,856
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,609,495)	1,568,148
NET OTHER ASSETS - 1.5%	24,192
NET ASSETS - 100%	$ 1,592,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
95 UST 10 YR Index Contracts	June 2008	$ 11,142	$ 268

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $260,000.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,482,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.2%
Transportation	12.1%
Escrowed/Pre-Refunded	8.9%
Water & Sewer	7.9%
Special Tax	7.3%
Electric Utilities	6.2%
Education	5.3%
Health Care	5.3%
Others* (individually less than 5%)	8.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,609,495)		$ 1,568,148
Cash		13,998
Receivable for fund shares sold		2,644
Interest receivable		17,935
Receivable for daily variation on futures contracts		144
Prepaid expenses		4
Other receivables		211
Total assets		1,603,084

Liabilities
Payable for fund shares redeemed	$ 8,125
Distributions payable	1,688
Accrued management fee	505
Distribution fees payable	16
Other affiliated payables	362
Other payables and accrued expenses	48
Total liabilities		10,744

Net Assets		$ 1,592,340
Net Assets consist of:
Paid in capital		$ 1,633,846
Undistributed net investment income		1,326
Accumulated undistributed net realized gain (loss) on investments		(1,753)
Net unrealized appreciation (depreciation) on investments		(41,079)
Net Assets		$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,747 ÷ 1,698.6 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($5,150 ÷ 442.1 shares)	$ 11.65

Maximum offering price per share (100/96.00 of $11.65)	$ 12.14
Class B: Net Asset Value and offering price per share ($4,858 ÷ 418.1 shares)A	$ 11.62

Class C: Net Asset Value and offering price per share ($8,224 ÷ 708.3 shares)A	$ 11.61

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,543,431 ÷ 132,903.5 shares)	$ 11.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,930 ÷ 939.6 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2008

Investment Income
Interest		$ 72,817

Expenses
Management fee	$ 5,980
Transfer agent fees	1,116
Distribution fees	187
Accounting fees and expenses	307
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	74
Audit	56
Legal	11
Miscellaneous	15
Total expenses before reductions	7,775
Expense reductions	(599)	7,176
Net investment income		65,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,853
Futures contracts	840
Swap agreements	283
Total net realized gain (loss)		5,976
Change in net unrealized appreciation (depreciation) on: Investment securities	(105,760)
Futures contracts	268
Swap agreements	360
Total change in net unrealized appreciation (depreciation)		(105,132)
Net gain (loss)		(99,156)
Net increase (decrease) in net assets resulting from operations		$ (33,515)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,641	$ 64,183
Net realized gain (loss)	5,976	13,028
Change in net unrealized appreciation (depreciation)	(105,132)	(7,105)
Net increase (decrease) in net assets resulting from operations	(33,515)	70,106
Distributions to shareholders from net investment income	(65,536)	(64,808)
Distributions to shareholders from net realized gain	(9,277)	(12,368)
Total distributions	(74,813)	(77,176)
Share transactions - net increase (decrease)	48,978	24,916
Redemption fees	24	8
Total increase (decrease) in net assets	(59,326)	17,854

Net Assets
Beginning of period	1,651,666	1,633,812
End of period (including undistributed net investment income of $1,326 and $521, respectively)	$ 1,592,340	$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income C	.457	.478	.490	.505	.521
Net realized and unrealized gain (loss)	(.711)	.050	(.025)	(.149)	.248
Total from investment operations	(.254)	.528	.465	.356	.769
Distributions from net investment income	(.457)	(.483)	(.490)	(.501)	(.517)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.526)	(.578)	(.565)	(.636)	(.689)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Total Return A, B	(2.15)%	4.36%	3.78%	2.92%	6.25%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.64%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.73%	.64%	.65%	.66%	.65%
Expenses net of all reductions	.70%	.62%	.62%	.65%	.65%
Net investment income	3.76%	3.88%	3.93%	4.04%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 13	$ 11	$ 7	$ 6
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Income from Investment Operations
Net investment income C	.458	.466	.477	.492	.508
Net realized and unrealized gain (loss)	(.712)	.048	(.027)	(.150)	.237
Total from investment operations	(.254)	.514	.450	.342	.745
Distributions from net investment income	(.457)	(.469)	(.475)	(.487)	(.503)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.526)	(.564)	(.550)	(.622)	(.675)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Total Return A, B	(2.15)%	4.24%	3.66%	2.80%	6.04%
Ratios to Average Net Assets D
Expenses before reductions	.74%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.74%	.75%	.77%	.77%	.76%
Expenses net of all reductions	.70%	.72%	.73%	.76%	.76%
Net investment income	3.75%	3.77%	3.81%	3.93%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 3	$ 4
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income C	.376	.383	.394	.409	.426
Net realized and unrealized gain (loss)	(.712)	.049	(.026)	(.159)	.248
Total from investment operations	(.336)	.432	.368	.250	.674
Distributions from net investment income	(.375)	(.387)	(.393)	(.405)	(.422)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.444)	(.482)	(.468)	(.540)	(.594)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Total Return A, B	(2.81)%	3.57%	2.99%	2.06%	5.46%
Ratios to Average Net Assets D
Expenses before reductions	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of fee waivers, if any	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.41%	1.40%
Net investment income	3.08%	3.11%	3.15%	3.28%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income C	.364	.371	.382	.397	.411
Net realized and unrealized gain (loss)	(.721)	.061	(.035)	(.149)	.248
Total from investment operations	(.357)	.432	.347	.248	.659
Distributions from net investment income	(.364)	(.377)	(.382)	(.393)	(.407)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.433)	(.472)	(.457)	(.528)	(.579)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Total Return A, B	(2.98)%	3.56%	2.81%	2.04%	5.34%
Ratios to Average Net Assets D
Expenses before reductions	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.47%	1.48%	1.49%	1.51%	1.51%
Net investment income	2.99%	3.02%	3.06%	3.18%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 10	$ 10	$ 11	$ 12
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income B	.491	.499	.512	.527	.544
Net realized and unrealized gain (loss)	(.722)	.050	(.025)	(.149)	.247
Total from investment operations	(.231)	.549	.487	.378	.791
Distributions from net investment income	(.490)	(.504)	(.512)	(.523)	(.539)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.559)	(.599)	(.587)	(.658)	(.711)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Total Return A	(1.97)%	4.55%	3.97%	3.11%	6.44%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.43%	.44%	.45%	.47%	.48%
Net investment income	4.03%	4.05%	4.10%	4.22%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,543	$ 1,611	$ 1,601	$ 1,506	$ 1,550
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Income from Investment Operations
Net investment income B	.486	.493	.509	.529	.546
Net realized and unrealized gain (loss)	(.722)	.049	(.025)	(.151)	.254
Total from investment operations	(.236)	.542	.484	.378	.800
Distributions from net investment income	(.485)	(.497)	(.509)	(.523)	(.538)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.554)	(.592)	(.584)	(.658)	(.710)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Total Return A	(2.00)%	4.48%	3.94%	3.10%	6.51%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.53%	.50%	.47%	.49%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.47%	.49%
Expenses net of all reductions	.47%	.50%	.46%	.47%	.49%
Net investment income	3.99%	3.99%	4.08%	4.23%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,930	$ 7,882	$ 2,143	$ 1,057	$ 264
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to futures transactions.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 26,816
Unrealized depreciation	(69,386)
Net unrealized appreciation (depreciation)	(42,570)
Undistributed long-term capital gain	454

Cost for federal income tax purposes	$ 1,610,718

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Tax-exempt Income	$ 65,536	$ 64,808
Ordinary Income	806	-
Long-term Capital Gains	8,471	12,368
Total	$ 74,813	$ 77,176

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $465,726 and $432,555, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 36	$ 5
Class T	-%	.25%	12	-
Class B	.65%	.25%	46	33
Class C	.75%	.25%	93	15
			$ 187	$ 53

On January 18, 2007, the Board of Trustees approved an increase of Class A's service fee from .15% to .25%, effective April 1, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007) some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	1
Class B*	7
Class C*	2
$ 24

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for California Municipal Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 14.09
Class T	4.09
Class B	6.11
Class C	10.11
California Municipal Income	1,073.07
Institutional Class	9.11
	$ 1,116

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $23 and $287, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	1
Class B	1
Class C	2
California Municipal Income	278
Institutional Class	1
$ 286

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2008*	2007
From net investment income
Class A	$ 552	$ 473
Class T	183	176
Class B	158	165
Class C	275	303
California Municipal Income	64,032	63,502
Institutional Class	336	189
Total	$ 65,536	$ 64,808
From net realized gain
Class A	$ 81	$ 93
Class T	28	35
Class B	30	41
Class C	53	75
California Municipal Income	9,038	12,083
Institutional Class	47	41
Total	$ 9,277	$ 12,368

* February 29, 2008.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2008*	2007	2008*	2007
Class A
Shares sold	1,031	487	$ 12,553	$ 6,004
Reinvestment of distributions	32	28	389	348
Shares redeemed	(410)	(354)	(5,007)	(4,369)
Net increase (decrease)	653	161	$ 7,935	$ 1,983
Class T
Shares sold	88	139	$ 1,089	$ 1,696
Reinvestment of distributions	14	14	167	178
Shares redeemed	(58)	(79)	(712)	(971)
Net increase (decrease)	44	74	$ 544	$ 903
Class B
Shares sold	50	35	$ 610	$ 435
Reinvestment of distributions	6	6	72	80
Shares redeemed	(62)	(52)	(759)	(644)
Net increase (decrease)	(6)	(11)	$ (77)	$ (129)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2008*	2007	2008*	2007
Class C
Shares sold	204	252	$ 2,490	$ 3,089
Reinvestment of distributions	15	20	183	246
Shares redeemed	(305)	(277)	(3,710)	(3,408)
Net increase (decrease)	(86)	(5)	$ (1,037)	$ (73)
California Municipal Income
Shares sold	28,642	22,440	$ 349,083	$ 276,678
Reinvestment of distributions	4,111	4,248	49,922	52,369
Shares redeemed	(29,771)	(25,430)	(361,103)	(312,547)
Net increase (decrease)	2,982	1,258	$ 37,902	$ 16,500
Institutional Class
Shares sold	552	671	$ 6,705	$ 8,296
Reinvestment of distributions	11	9	132	112
Shares redeemed	(258)	(217)	(3,126)	(2,676)
Net increase (decrease)	305	463	$ 3,711	$ 5,732

* February 29, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	04/14/08	04/11/08	$0.004
Class T	04/14/08	04/11/08	$0.004
Class B	04/14/08	04/11/08	$0.004
Class C	04/14/08	04/11/08	$0.004

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29 2008, $4,941,777, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 7.77% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCM-UANN-0408
1.790905.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 12 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-2.00%	3.17%	4.44%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund which has no 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Institutional Class on February 28, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on August 1, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Municipal bonds posted lackluster returns during the 12 months ending February 29, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as high-yield muni bond funds experienced outflows while insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. After rallying in early 2008, munis performed quite poorly in the final weeks of the period in anticipation of renewed selling pressures and increased issuance. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned -1.18%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 7.30%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned -2.15%, -2.15%, -2.81% and -2.98%, respectively (excluding sales charges). Meanwhile, the Lehman Brothers California Enhanced Municipal Bond Index returned -2.10%. My decision to maintain a larger-than-index exposure to higher-quality securities benefited the fund's performance relative to the benchmark, as they outpaced lower-quality securities. In particular, aiding performance was a larger-than-index stake in bonds that were prerefunded during the period, a process that shortened their maturity and improved their credit quality. Sector selection was another plus, with underweightings in state-issued general obligation bonds, tobacco securities, housing bonds and uninsured health care issues benefiting performance. They were among the sectors hit hardest by investors' growing aversion to risk, among other factors. Although I emphasized certain maturities over others at various points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no material impact on the fund's performance relative to the index. In contrast, an out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - detracted, as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of which insure Puerto Rico bonds.

During the past year, the fund's Institutional Class shares returned -2.00% and the Lehman Brothers California Enhanced Municipal Bond Index returned -2.10%. My decision to maintain a larger-than-index exposure to higher-quality securities benefited the fund's performance relative to the benchmark, as they outpaced lower-quality securities. In particular, aiding performance was a larger-than-index stake in bonds that were prerefunded during the period, a process that shortened their maturity and improved their credit quality. Sector selection was another plus, with underweightings in state-issued general obligation bonds, tobacco securities, housing bonds and uninsured health care issues benefiting performance. They were among the sectors hit hardest by investors' growing aversion to risk, among other factors. Although I emphasized certain maturities over others at various points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no material impact on the fund's performance relative to the index. In contrast, an out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - detracted, as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of which insure Puerto Rico bonds.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 985.40	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.18	$ 3.72
Class T
Actual	$ 1,000.00	$ 985.40	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.18	$ 3.72
Class B
Actual	$ 1,000.00	$ 982.10	$ 6.95
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Class C
Actual	$ 1,000.00	$ 980.80	$ 7.39
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
California Municipal Income
Actual	$ 1,000.00	$ 985.90	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.31
Institutional Class
Actual	$ 1,000.00	$ 985.80	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.74%
Class T	.74%
Class B	1.41%
Class C	1.50%
California Municipal Income	.46%
Institutional Class	.50%

Annual Report

Investment Changes

Top Five Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.2	41.3
Transportation	12.1	10.8
Escrowed/Pre-Refunded	8.9	9.3
Water & Sewer	7.9	7.5
Special Tax	7.3	6.6
Weighted Average Maturity as of February 29, 2008
		6 months ago
Years	11.3	7.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	7.4	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
AAA 48.1%	AAA 58.0%
AA,A 44.3%	AA,A 37.8%
BBB 4.2%	BBB 2.5%
BB and Below 0.2%	BB and Below 0.8%
Not Rated 1.7%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 97.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 353
4.625% 8/1/17	405	371
5% 8/1/18	530	496
5% 8/1/19	555	512
5% 8/1/20	585	532
5% 8/1/23	1,940	1,704
ABC Unified School District: Series C:
0% 8/1/31 (FGIC Insured)	2,720	662
0% 8/1/32 (FGIC Insured)	3,760	859
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,713
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,721
5% 12/1/20 (AMBAC Insured)	2,810	2,814
0% 6/15/17 (MBIA Insured)	2,310	1,485
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,783
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,108
Series C:
0% 9/1/19 (FSA Insured)	1,285	720
0% 9/1/22 (FSA Insured)	5,150	2,297
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,302
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,105
5% 8/1/17 (FGIC Insured)	5,030	5,160
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,920
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,142
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,304
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,409
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	1,968
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,010
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	$ 1,725	$ 1,860
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,991
0% 8/1/12 (AMBAC Insured)	2,800	2,370
0% 8/1/17 (AMBAC Insured)	1,000	638
0% 8/1/18 (AMBAC Insured)	2,000	1,193
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,035
5.5% 5/1/14 (AMBAC Insured)	7,935	8,551
5.5% 5/1/15 (AMBAC Insured)	8,400	8,975
6% 5/1/13	2,320	2,545
6% 5/1/14	7,500	8,183
6% 5/1/14 (MBIA Insured)	2,000	2,202
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	842
California Econ. Recovery:
Series A:
5% 7/1/09	6,200	6,388
5% 7/1/15	12,275	12,982
5% 7/1/15 (MBIA Insured)	7,500	7,954
5.25% 7/1/13	3,000	3,247
5.25% 7/1/14	3,540	3,840
Series B, 5%, tender 7/1/11 (c)	5,000	5,257
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,553
5% 2/1/17	1,000	961
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,541
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	518
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,069
5.25% 9/1/26	7,910	7,715
(Scripps College Proj.) Series 2001, 5.25% 8/1/26 (Pre-Refunded to 8/1/11 @ 100) (e)	1,000	1,070
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,060
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 1992, 6.25% 9/1/12 (FGIC Insured)	$ 2,000	$ 2,186
Series 2005, 5.5% 6/1/28	275	279
Series 2007:
5.625% 5/1/20	150	155
5.625% 5/1/26	215	221
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	165
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,306
4.5% 10/1/36	4,460	3,752
5% 2/1/11	3,000	3,138
5% 3/1/13	1,095	1,155
5% 3/1/15	3,050	3,206
5% 8/1/18	15,000	15,401
5% 12/1/21	10,000	9,911
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,754
5% 2/1/23	1,095	1,061
5% 2/1/26 (AMBAC Insured)	1,500	1,445
5% 3/1/26	2,800	2,652
5% 6/1/26	4,300	4,071
5% 6/1/27 (AMBAC Insured)	2,800	2,670
5% 6/1/29	5,005	4,712
5% 2/1/31 (MBIA Insured)	2,800	2,657
5% 3/1/31	4,600	4,336
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	1,885
5% 12/1/31 (MBIA Insured)	2,000	1,896
5% 9/1/32	4,200	3,952
5% 9/1/32	10,000	9,408
5% 10/1/32 (MBIA Insured)	1,000	946
5% 8/1/33	3,400	3,195
5% 9/1/33	10,000	9,397
5% 8/1/35	6,200	5,813
5% 9/1/35	9,400	8,814
5.125% 11/1/24	2,800	2,789
5.125% 2/1/26	2,800	2,703
5.25% 2/1/11	5,790	6,095
5.25% 3/1/11	1,405	1,481
5.25% 3/1/12	3,000	3,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/14	$ 140	$ 140
5.25% 10/1/14 (Pre-Refunded to 4/1/08 @ 100) (e)	160	160
5.25% 2/1/15	2,315	2,431
5.25% 2/1/15 (MBIA Insured)	5,040	5,366
5.25% 2/1/16	7,500	7,833
5.25% 10/1/17	105	105
5.25% 10/1/17 (Pre-Refunded to 4/1/08 @ 100) (e)	155	155
5.25% 11/1/18	3,000	3,114
5.25% 2/1/20	6,805	6,955
5.25% 2/1/22	2,020	2,044
5.25% 11/1/26	1,000	991
5.25% 2/1/27 (MBIA Insured)	5,490	5,492
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,029
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	4,911
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,994
5.25% 12/1/33	105	105
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 6/1/10	1,625	1,709
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,055	3,249
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	35,663
5.75% 10/1/10	7,325	7,799
5.75% 12/1/10	2,500	2,672
6% 4/1/18	2,545	2,827
6.75% 8/1/10	5,675	6,144
6.75% 8/1/12	1,100	1,237
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,142
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,546
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,307
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	7,027	4,055
Series 1983 B, 0% 8/1/15	90	43
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	830	833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	$ 2,000	$ 2,033
5.25% 2/1/32 (AMBAC Insured)	6,295	6,345
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,009
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,203
5% 12/1/27	1,080	1,019
5% 12/1/32	1,000	912
5% 10/1/33	7,235	6,972
5% 12/1/42	3,000	2,676
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,042
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,379
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,453
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	8,964
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,224
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,624
5% 6/1/14	2,000	2,095
5.25% 6/1/24	5,400	5,365
5.25% 6/1/25	5,000	4,938
5.25% 6/1/30	4,000	3,902
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,532
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,811
5% 11/1/21	2,020	1,983
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,871
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,206
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,473
Series A:
5.25% 6/1/12	2,485	2,635
5.5% 6/1/15	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,602
5% 11/1/16 (FGIC Insured)	2,000	2,109
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,160
5.5% 6/1/15 (MBIA Insured)	1,000	1,078
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,435
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,484
5.5% 6/1/17 (MBIA Insured)	4,775	5,093
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,310
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,770
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	2,799
5.125% 6/1/29	5,000	4,742
5.5% 6/1/19	2,000	2,073
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,145
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,352
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,586
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,384
5% 11/1/25 (MBIA Insured)	5,165	4,895
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	2,952
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,610
Series 2005 H, 5% 6/1/16	5,000	5,162
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,738
Series 2005 K, 5% 11/1/17	5,625	5,758
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,353
5.5% 11/1/16 (AMBAC Insured)	1,500	1,597
5% 11/1/16 (FSA Insured)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
5% 11/1/17 (FSA Insured)	$ 1,225	$ 1,294
California Statewide Communities Dev. Auth. Poll. Cont. Rev.:
(Southern California Edison Co. Proj.) Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,352
(Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,724
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,820
(Daughters of Charity Health Sys. Proj.):
Series A, 5.25% 7/1/35	13,020	11,415
Series G, 5.25% 7/1/12	900	913
5.25% 7/1/13	1,475	1,492
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,981
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,795
Series B, 3.94% 4/1/36 (c)	6,500	5,054
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,734
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,712
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,120
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	4,798
5% 11/15/43 (MBIA Insured)	4,125	3,635
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,658
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	307
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,010
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,204
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,680
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	983
5% 11/1/25 (AMBAC Insured)	3,820	3,724
5% 11/1/33 (AMBAC Insured)	5,000	4,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,040
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,220
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,653
5.5% 7/1/15 (MBIA Insured)	2,685	2,866
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,323
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,666
5% 8/1/22 (FSA Insured)	1,470	1,491
5% 8/1/25 (FSA Insured)	1,435	1,422
5% 8/1/26 (FSA Insured)	2,000	1,995
5% 8/1/27 (FSA Insured)	1,785	1,776
5% 8/1/31 (FSA Insured)	5,000	4,872
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,033
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,194
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,727
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	628
5% 9/1/12 (AMBAC Insured)	625	662
5% 9/1/13 (AMBAC Insured)	655	697
5% 9/1/14 (AMBAC Insured)	690	732
5% 9/1/15 (AMBAC Insured)	725	766
5% 9/1/18 (AMBAC Insured)	835	849
5% 9/1/20 (AMBAC Insured)	925	922
5% 9/1/22 (AMBAC Insured)	1,020	989
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,831
5% 4/1/12	4,210	4,279
5% 4/1/13	1,830	1,855
5.25% 4/1/09	1,600	1,630
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	18,777
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,304
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,627
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	625
0% 10/1/25 (AMBAC Insured)	1,665	582
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	926
0% 8/1/21 (MBIA Insured)	1,000	480
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,440
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	2,019
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,014
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,079
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	672
Foothill-De Anza Cmnty. College District:
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	1,911
0% 8/1/15 (MBIA Insured)	2,430	1,754
0% 8/1/19 (MBIA Insured)	5,365	3,001
0% 8/1/20 (MBIA Insured)	6,425	3,317
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	14,005
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	643
5% 1/1/35 (MBIA Insured)	24,070	20,792
0% 1/15/27 (a)	4,000	3,369
0% 1/15/27 (MBIA Insured) (a)	4,500	4,239
0% 1/15/29 (a)	4,000	3,323
5% 1/15/16 (MBIA Insured)	5,860	5,979
5.75% 1/15/40	8,155	8,026
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	962
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,302
5.75% 7/1/30 (MBIA Insured)	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	$ 2,645	$ 2,644
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,009
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	2,120	2,133
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,300
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,319
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,613
Series A:
5% 6/1/45	13,425	11,537
5% 6/1/45 (FGIC Insured)	2,800	2,520
Series A-1:
5% 6/1/11	1,500	1,526
5% 6/1/13	1,000	1,009
5% 6/1/14	2,000	2,005
5% 6/1/15	1,000	997
Series A1:
5% 6/1/12	1,400	1,416
5% 6/1/33	3,000	2,487
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,811
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,851
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,640
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,527
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	625
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,088
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,342
5.25% 11/15/21	3,790	3,444
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series A:
5% 5/15/11 (MBIA Insured) (d)	$ 1,000	$ 1,040
5% 5/15/14 (FGIC Insured) (d)	2,000	2,065
5% 5/15/15 (FGIC Insured) (d)	1,000	1,026
5% 5/15/22 (MBIA Insured) (d)	2,735	2,561
6% 5/15/10 (FGIC Insured) (d)	1,000	1,053
6% 5/15/12 (FGIC Insured) (d)	3,500	3,761
Los Angeles Cmnty. College District Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,335
5% 8/1/20 (FGIC Insured)	2,415	2,473
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,676
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,753
(Disney Parking Proj.):
0% 3/1/10	2,000	1,876
0% 3/1/11	1,950	1,753
0% 3/1/12	2,180	1,869
0% 3/1/13	6,490	5,298
0% 9/1/14 (AMBAC Insured)	3,860	2,931
0% 3/1/18	3,000	1,812
0% 3/1/19	3,200	1,793
0% 3/1/20	1,000	520
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,125
5.375% 9/1/17 (FSA Insured)	1,095	1,171
5.375% 9/1/18 (FSA Insured)	1,155	1,228
5.375% 9/1/19 (FSA Insured)	1,210	1,277
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,787
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,076
5% 5/15/18 (MBIA Insured) (d)	1,410	1,426
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series A:
5.25% 5/15/19 (FGIC Insured)	$ 3,000	$ 3,077
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,126
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,397
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	4,798
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	14,613
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,453
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	2,946
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,767
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,533
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,810
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,152
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,582
5% 7/1/19 (FSA Insured)	7,360	7,660
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,095	2,426
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	933
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,188
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	486
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	17,207
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	954
0% 8/1/25 (FGIC Insured)	2,800	997
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,578
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	$ 5,000	$ 5,178
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,085
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	523
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	551
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,666
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	464
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,204
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,030
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,338
12% 8/1/17 (FSA Insured)	1,000	1,599
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,512
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,026
5% 9/1/17 (AMBAC Insured)	2,735	2,812
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,363
3.618% 7/1/13 (c)	9,000	8,218
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,873
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,871
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,044
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,052
5.5% 9/1/17 (FGIC Insured)	3,000	3,145
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,015
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,547
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.: - continued
5.75% 12/1/11 (AMBAC Insured) (d)	$ 4,000	$ 4,295
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	3,997
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,827
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,880
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,151
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	2,860
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,613
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,008
0% 8/1/21 (FGIC Insured)	1,000	468
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,825	1,822
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,157
Port of Oakland Rev.:
Series 2000 K, 5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,347
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,904
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,220
5% 11/1/16 (MBIA Insured) (d)	2,885	2,917
5% 11/1/17 (MBIA Insured) (d)	2,185	2,185
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,428
5% 11/1/15 (MBIA Insured) (d)	5,850	5,969
5% 11/1/17 (MBIA Insured) (d)	3,355	3,392
5% 11/1/18 (MBIA Insured) (d)	2,740	2,753
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,437
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,476
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	35	35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.): - continued
Series B, 5.7% 6/1/16 (MBIA Insured)	$ 1,950	$ 2,097
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,686
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,960
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,029
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	515
0% 8/1/25 (FGIC Insured)	2,725	954
0% 8/1/26 (FGIC Insured)	1,365	447
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	622
0% 8/1/27 (FGIC Insured)	1,940	607
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,162
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,539
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,069
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,531
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,155
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22 (b)	10,000	10,395
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,013
0% 8/1/17 (FSA Insured)	3,395	2,197
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,287
5% 11/15/16 (AMBAC Insured)	2,000	2,095
5% 11/15/17 (AMBAC Insured)	2,000	2,067
5% 11/15/18 (AMBAC Insured)	2,000	2,047
5.25% 10/1/11	1,705	1,787
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,295
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	4,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	$ 2,290	$ 2,576
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,629
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,642
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,588
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,070
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,565
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,384
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,322
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,783
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,553
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,421
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,042
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,214
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,366
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,039
0% 8/1/10 (FGIC Insured)	1,085	1,004
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,658
5% 11/15/21 (MBIA Insured)	3,645	3,543
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	3,400
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,109
0% 1/15/12 (MBIA Insured)	7,000	6,007
0% 1/15/15 (MBIA Insured)	5,000	3,616
0% 1/15/20 (MBIA Insured)	3,765	1,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/31 (MBIA Insured)	$ 5,000	$ 1,126
5.5% 1/15/28	1,060	951
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,751
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,038
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,824
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,574
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,695
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,973
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,011
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,474
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,791
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	818
0% 9/1/25 (FGIC Insured)	1,490	528
0% 9/1/26 (FGIC Insured)	1,500	497
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,097
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,144
Santa Rosa Wastewtr. Rev.:
(Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,034
0% 9/1/22 (AMBAC Insured)	2,900	1,258
Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	2,369
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,844
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	330
0% 5/1/28 (MBIA Insured)	3,340	995
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	$ 1,400	$ 1,514
6.75% 7/1/11	6,500	7,200
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	780
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,320
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	3,027
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,800
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,996
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,325
6% 6/1/22	1,100	1,146
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,316
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	594
0% 9/1/21 (FGIC Insured)	2,995	1,422
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,878
5% 5/15/33 (FSA Insured)	1,000	971
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	815
5.5% 5/15/21 (Pre-Refunded to 5/15/12 @ 101) (e)	1,335	1,468
5.5% 5/15/24 (AMBAC Insured)	370	379
5.5% 5/15/24 (Pre-Refunded to 5/15/12 @ 101) (e)	630	693
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,482
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,708
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,078
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,228
5% 5/15/17 (FSA Insured)	4,000	4,199
5.25% 5/15/16 (AMBAC Insured)	5,000	5,285
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series K, 5% 5/15/22	$ 6,455	$ 6,472
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,518
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,908
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,025	1,101
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,090
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,504
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,807
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,140
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	139
5.375% 8/1/16 (FSA Insured)	100	106
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	743
0% 8/1/31 (FGIC Insured)	2,715	661
0% 8/1/32 (FGIC Insured)	1,315	301
5.25% 8/1/16 (FGIC Insured)	1,000	1,052
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,379
5% 7/1/25	1,665	1,546
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,323
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	992
		1,543,935
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,107
5.875% 7/1/35	1,875	1,765
		2,872
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	4,226
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	6,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,318
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,256
0% 8/1/54 (AMBAC Insured)	9,500	574
		19,485
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	567
5.25% 10/1/15	1,255	1,289
		1,856
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,609,495)	1,568,148
NET OTHER ASSETS - 1.5%	24,192
NET ASSETS - 100%	$ 1,592,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
95 UST 10 YR Index Contracts	June 2008	$ 11,142	$ 268

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $260,000.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,482,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.2%
Transportation	12.1%
Escrowed/Pre-Refunded	8.9%
Water & Sewer	7.9%
Special Tax	7.3%
Electric Utilities	6.2%
Education	5.3%
Health Care	5.3%
Others* (individually less than 5%)	8.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,609,495)		$ 1,568,148
Cash		13,998
Receivable for fund shares sold		2,644
Interest receivable		17,935
Receivable for daily variation on futures contracts		144
Prepaid expenses		4
Other receivables		211
Total assets		1,603,084

Liabilities
Payable for fund shares redeemed	$ 8,125
Distributions payable	1,688
Accrued management fee	505
Distribution fees payable	16
Other affiliated payables	362
Other payables and accrued expenses	48
Total liabilities		10,744

Net Assets		$ 1,592,340
Net Assets consist of:
Paid in capital		$ 1,633,846
Undistributed net investment income		1,326
Accumulated undistributed net realized gain (loss) on investments		(1,753)
Net unrealized appreciation (depreciation) on investments		(41,079)
Net Assets		$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,747 ÷ 1,698.6 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($5,150 ÷ 442.1 shares)	$ 11.65

Maximum offering price per share (100/96.00 of $11.65)	$ 12.14
Class B: Net Asset Value and offering price per share ($4,858 ÷ 418.1 shares)A	$ 11.62

Class C: Net Asset Value and offering price per share ($8,224 ÷ 708.3 shares)A	$ 11.61

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,543,431 ÷ 132,903.5 shares)	$ 11.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,930 ÷ 939.6 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2008

Investment Income
Interest		$ 72,817

Expenses
Management fee	$ 5,980
Transfer agent fees	1,116
Distribution fees	187
Accounting fees and expenses	307
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	74
Audit	56
Legal	11
Miscellaneous	15
Total expenses before reductions	7,775
Expense reductions	(599)	7,176
Net investment income		65,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,853
Futures contracts	840
Swap agreements	283
Total net realized gain (loss)		5,976
Change in net unrealized appreciation (depreciation) on: Investment securities	(105,760)
Futures contracts	268
Swap agreements	360
Total change in net unrealized appreciation (depreciation)		(105,132)
Net gain (loss)		(99,156)
Net increase (decrease) in net assets resulting from operations		$ (33,515)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,641	$ 64,183
Net realized gain (loss)	5,976	13,028
Change in net unrealized appreciation (depreciation)	(105,132)	(7,105)
Net increase (decrease) in net assets resulting from operations	(33,515)	70,106
Distributions to shareholders from net investment income	(65,536)	(64,808)
Distributions to shareholders from net realized gain	(9,277)	(12,368)
Total distributions	(74,813)	(77,176)
Share transactions - net increase (decrease)	48,978	24,916
Redemption fees	24	8
Total increase (decrease) in net assets	(59,326)	17,854

Net Assets
Beginning of period	1,651,666	1,633,812
End of period (including undistributed net investment income of $1,326 and $521, respectively)	$ 1,592,340	$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income C	.457	.478	.490	.505	.521
Net realized and unrealized gain (loss)	(.711)	.050	(.025)	(.149)	.248
Total from investment operations	(.254)	.528	.465	.356	.769
Distributions from net investment income	(.457)	(.483)	(.490)	(.501)	(.517)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.526)	(.578)	(.565)	(.636)	(.689)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Total Return A, B	(2.15)%	4.36%	3.78%	2.92%	6.25%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.64%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.73%	.64%	.65%	.66%	.65%
Expenses net of all reductions	.70%	.62%	.62%	.65%	.65%
Net investment income	3.76%	3.88%	3.93%	4.04%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 13	$ 11	$ 7	$ 6
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Income from Investment Operations
Net investment income C	.458	.466	.477	.492	.508
Net realized and unrealized gain (loss)	(.712)	.048	(.027)	(.150)	.237
Total from investment operations	(.254)	.514	.450	.342	.745
Distributions from net investment income	(.457)	(.469)	(.475)	(.487)	(.503)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.526)	(.564)	(.550)	(.622)	(.675)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Total Return A, B	(2.15)%	4.24%	3.66%	2.80%	6.04%
Ratios to Average Net Assets D
Expenses before reductions	.74%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.74%	.75%	.77%	.77%	.76%
Expenses net of all reductions	.70%	.72%	.73%	.76%	.76%
Net investment income	3.75%	3.77%	3.81%	3.93%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 3	$ 4
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income C	.376	.383	.394	.409	.426
Net realized and unrealized gain (loss)	(.712)	.049	(.026)	(.159)	.248
Total from investment operations	(.336)	.432	.368	.250	.674
Distributions from net investment income	(.375)	(.387)	(.393)	(.405)	(.422)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.444)	(.482)	(.468)	(.540)	(.594)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Total Return A, B	(2.81)%	3.57%	2.99%	2.06%	5.46%
Ratios to Average Net Assets D
Expenses before reductions	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of fee waivers, if any	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of all reductions	1.37%	1.39%	1.39%	1.41%	1.40%
Net investment income	3.08%	3.11%	3.15%	3.28%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2008 E	2007	2006	2005	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income C	.364	.371	.382	.397	.411
Net realized and unrealized gain (loss)	(.721)	.061	(.035)	(.149)	.248
Total from investment operations	(.357)	.432	.347	.248	.659
Distributions from net investment income	(.364)	(.377)	(.382)	(.393)	(.407)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.433)	(.472)	(.457)	(.528)	(.579)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Total Return A, B	(2.98)%	3.56%	2.81%	2.04%	5.34%
Ratios to Average Net Assets D
Expenses before reductions	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.47%	1.48%	1.49%	1.51%	1.51%
Net investment income	2.99%	3.02%	3.06%	3.18%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 10	$ 10	$ 11	$ 12
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income B	.491	.499	.512	.527	.544
Net realized and unrealized gain (loss)	(.722)	.050	(.025)	(.149)	.247
Total from investment operations	(.231)	.549	.487	.378	.791
Distributions from net investment income	(.490)	(.504)	(.512)	(.523)	(.539)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.559)	(.599)	(.587)	(.658)	(.711)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Total Return A	(1.97)%	4.55%	3.97%	3.11%	6.44%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.43%	.44%	.45%	.47%	.48%
Net investment income	4.03%	4.05%	4.10%	4.22%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,543	$ 1,611	$ 1,601	$ 1,506	$ 1,550
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Income from Investment Operations
Net investment income B	.486	.493	.509	.529	.546
Net realized and unrealized gain (loss)	(.722)	.049	(.025)	(.151)	.254
Total from investment operations	(.236)	.542	.484	.378	.800
Distributions from net investment income	(.485)	(.497)	(.509)	(.523)	(.538)
Distributions from net realized gain	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.554)	(.592)	(.584)	(.658)	(.710)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Total Return A	(2.00)%	4.48%	3.94%	3.10%	6.51%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.53%	.50%	.47%	.49%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.47%	.49%
Expenses net of all reductions	.47%	.50%	.46%	.47%	.49%
Net investment income	3.99%	3.99%	4.08%	4.23%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,930	$ 7,882	$ 2,143	$ 1,057	$ 264
Portfolio turnover rate	27%	23%	19%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to futures transactions.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 26,816
Unrealized depreciation	(69,386)
Net unrealized appreciation (depreciation)	(42,570)
Undistributed long-term capital gain	454

Cost for federal income tax purposes	$ 1,610,718

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Tax-exempt Income	$ 65,536	$ 64,808
Ordinary Income	806	-
Long-term Capital Gains	8,471	12,368
Total	$ 74,813	$ 77,176

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $465,726 and $432,555, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 36	$ 5
Class T	-%	.25%	12	-
Class B	.65%	.25%	46	33
Class C	.75%	.25%	93	15
			$ 187	$ 53

On January 18, 2007, the Board of Trustees approved an increase of Class A's service fee from .15% to .25%, effective April 1, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007) some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	1
Class B*	7
Class C*	2
$ 24

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for California Municipal Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 14.09
Class T	4.09
Class B	6.11
Class C	10.11
California Municipal Income	1,073.07
Institutional Class	9.11
	$ 1,116

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $23 and $287, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	1
Class B	1
Class C	2
California Municipal Income	278
Institutional Class	1
$ 286

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2008*	2007
From net investment income
Class A	$ 552	$ 473
Class T	183	176
Class B	158	165
Class C	275	303
California Municipal Income	64,032	63,502
Institutional Class	336	189
Total	$ 65,536	$ 64,808
From net realized gain
Class A	$ 81	$ 93
Class T	28	35
Class B	30	41
Class C	53	75
California Municipal Income	9,038	12,083
Institutional Class	47	41
Total	$ 9,277	$ 12,368

* February 29, 2008.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2008*	2007	2008*	2007
Class A
Shares sold	1,031	487	$ 12,553	$ 6,004
Reinvestment of distributions	32	28	389	348
Shares redeemed	(410)	(354)	(5,007)	(4,369)
Net increase (decrease)	653	161	$ 7,935	$ 1,983
Class T
Shares sold	88	139	$ 1,089	$ 1,696
Reinvestment of distributions	14	14	167	178
Shares redeemed	(58)	(79)	(712)	(971)
Net increase (decrease)	44	74	$ 544	$ 903
Class B
Shares sold	50	35	$ 610	$ 435
Reinvestment of distributions	6	6	72	80
Shares redeemed	(62)	(52)	(759)	(644)
Net increase (decrease)	(6)	(11)	$ (77)	$ (129)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2008*	2007	2008*	2007
Class C
Shares sold	204	252	$ 2,490	$ 3,089
Reinvestment of distributions	15	20	183	246
Shares redeemed	(305)	(277)	(3,710)	(3,408)
Net increase (decrease)	(86)	(5)	$ (1,037)	$ (73)
California Municipal Income
Shares sold	28,642	22,440	$ 349,083	$ 276,678
Reinvestment of distributions	4,111	4,248	49,922	52,369
Shares redeemed	(29,771)	(25,430)	(361,103)	(312,547)
Net increase (decrease)	2,982	1,258	$ 37,902	$ 16,500
Institutional Class
Shares sold	552	671	$ 6,705	$ 8,296
Reinvestment of distributions	11	9	132	112
Shares redeemed	(258)	(217)	(3,126)	(2,676)
Net increase (decrease)	305	463	$ 3,711	$ 5,732

* February 29, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	04/14/08	04/11/08	$0.004

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29 2008, $4,941,777, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 7.77% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCMI-UANN-0408
1.790906.104

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Life of fund A
Fidelity California Short-Intermediate Tax-Free Bond Fund	3.55%	3.73%

A From October 25, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® California Short-Intermediate Tax-Free Bond Fund on October 25, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Short-Intermediate Tax-Free Bond Fund

Municipal bonds posted lackluster returns during the 12 months ending February 29, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as high-yield muni bond funds experienced outflows while insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. After rallying in early 2008, munis performed quite poorly in the final weeks of the period in anticipation of renewed selling pressures and increased issuance. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned -1.18%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 7.30%.

During the past year, Fidelity California Short-Intermediate Tax-Free Bond Fund gained 3.55% and the Lehman Brothers California 1-7 Year (non AMT) Municipal Bond Index rose 4.38%. My decision to maintain a larger-than-index exposure to lower-quality investment-grade bonds cost the fund some ground versus the index, because they generally lagged higher-quality issues, in which I was underweighted. My out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - also detracted, as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of which insure Puerto Rico bonds. In contrast, my decision to overweight shorter-term bonds, which outperformed, and underweight longer-term bonds, which lagged, aided the fund's returns. Although I emphasized shorter-term securities, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no material impact on the fund's performance relative to the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,023.20	$ 1.76
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.12	$ 1.76

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.9	34.5
Escrowed/Pre-Refunded	24.0	15.9
Special Tax	12.7	13.9
Electric Utilities	8.6	8.9
Health Care	6.7	8.1
Weighted Average Maturity as of February 29, 2008
		6 months ago
Years	3.6	3.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.2	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
AAA 54.1%	AAA 55.4%
AA,A 36.8%	AA,A 33.3%
BBB 5.1%	BBB 5.9%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.2%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
California - 91.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) 4.375% 8/1/13	$ 220,000	$ 209,440
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	170,000	176,637
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,548
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	155,000	165,980
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,025,220
Bay Area Toll Auth. California Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	100,151
5% 4/1/10	170,000	177,160
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,159
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,295,634
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	165,000	181,875
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	125,000	137,784
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	355,000	373,595
5% 2/1/12 (FGIC Insured)	100,000	105,803
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	55,000	58,881
5.5% 5/1/09 (MBIA Insured)	50,000	51,627
5.5% 5/1/11 (MBIA Insured)	1,050,000	1,121,894
5.5% 5/1/12 (MBIA Insured)	85,000	91,860
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (b)	2,025,000	2,220,878
6% 5/1/13 (MBIA Insured)	100,000	110,247
Series 2005 A, 5.5% 5/1/11	45,000	48,221
Series A:
5% 5/1/09 (MBIA Insured)	75,000	77,016
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (b)	1,110,000	1,201,309
5.25% 5/1/09 (MBIA Insured)	255,000	262,576
5.25% 5/1/10 (MBIA Insured)	1,730,000	1,812,815
5.25% 5/1/11 (FSA Insured)	1,000,000	1,065,670
5.25% 5/1/12 (FSA Insured)	605,000	650,436
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/12 (MBIA Insured)	$ 135,000	$ 144,326
5.5% 5/1/10	220,000	231,200
5.5% 5/1/13 (AMBAC Insured)	615,000	666,236
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (b)	5,000,000	5,531,900
6% 5/1/13	450,000	493,551
California Dept. of Wtr. Resources Rev. (Central Valley Proj.):
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	81,238
Series Q, 6% 12/1/09	40,000	42,226
5.5% 12/1/08	95,000	97,140
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	100,000	104,634
5.5% 12/1/13 (FSA Insured)	110,000	121,886
California Econ. Recovery:
Series 2004 A:
5% 7/1/10 (MBIA Insured)	350,000	366,860
5% 7/1/11 (MBIA Insured)	785,000	831,708
5% 7/1/12 (MBIA Insured)	585,000	623,516
5.25% 7/1/12	1,215,000	1,307,109
Series A:
5% 7/1/09	705,000	722,195
5% 7/1/09	1,300,000	1,339,390
5% 7/1/15	825,000	872,528
5% 7/1/15 (MBIA Insured)	1,845,000	1,956,586
5.25% 1/1/11	1,155,000	1,223,168
5.25% 7/1/12 (FGIC Insured)	215,000	230,852
5.25% 7/1/13	605,000	654,755
5.25% 7/1/13 (MBIA Insured)	2,640,000	2,857,114
Series B, 5%, tender 7/1/11 (a)	1,000,000	1,051,420
California Edl. Facilities Auth. Rev. (College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,264,937
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	41,732
Series AT, 9.75% 2/1/09	10,000	10,626
0% 4/1/11	15,000	13,487
4% 8/1/13	1,000,000	1,009,660
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)	20,000	20,773
4.75% 9/1/08	100,000	101,013
5% 3/1/09	150,000	153,417
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/09	$ 65,000	$ 66,481
5% 2/1/10	175,000	181,760
5% 2/1/10	115,000	119,442
5% 2/1/10	100,000	103,863
5% 3/1/10	65,000	67,620
5% 6/1/10	75,000	78,056
5% 2/1/11	1,050,000	1,098,143
5% 2/1/11	1,000,000	1,045,850
5% 5/1/11	95,000	99,682
5% 6/1/11 (MBIA Insured)	60,000	63,389
5% 9/1/11	2,085,000	2,197,382
5% 2/1/12	260,000	273,143
5% 2/1/12	120,000	126,066
5% 2/1/12	60,000	63,033
5% 3/1/12	1,425,000	1,498,502
5% 4/1/12	125,000	131,570
5% 10/1/12	2,000,000	2,115,300
5% 2/1/13	55,000	57,952
5% 2/1/13	175,000	184,392
5% 3/1/13	875,000	922,714
5% 6/1/13	1,000,000	1,056,460
5% 10/1/13	50,000	52,732
5% 11/1/13	1,000,000	1,059,980
5% 8/1/14	1,000,000	1,056,560
5.25% 10/1/12	110,000	117,490
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (b)	80,000	84,634
5.25% 10/1/13	185,000	198,255
5.25% 2/1/14 (FSA Insured)	270,000	291,284
5.25% 2/1/15	40,000	42,011
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (b)	75,000	79,375
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	25,000	26,330
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	35,000	36,979
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (b)	45,000	47,787
5.5% 6/1/10	70,000	73,603
5.5% 4/1/11	45,000	47,828
5.75% 10/1/10	60,000	63,885
5.75% 10/1/10	100,000	106,475
5.75% 2/1/11 (FGIC Insured)	20,000	21,432
5.75% 10/1/11	170,000	183,624
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.75% 11/1/11	$ 100,000	$ 108,188
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (b)	75,000	80,066
6% 2/1/09	185,000	190,504
6% 9/1/09	110,000	115,180
6% 10/1/09 (FGIC Insured)	40,000	41,828
6.25% 9/1/09	85,000	89,310
6.25% 9/1/12	470,000	512,812
6.6% 2/1/09 (AMBAC Insured)	210,000	217,520
7% 2/1/09	35,000	36,368
7% 10/1/09	10,000	10,649
7.1% 3/1/08	10,000	10,000
10% 9/1/09	85,000	93,798
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	652,983
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	103,175
5% 11/15/14	50,000	52,044
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (b)	135,000	143,384
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	45,000	48,836
Series A, 3.9%, tender 12/1/11 (a)	2,255,000	2,310,112
Series C, 3.9%, tender 12/1/11 (a)	1,735,000	1,777,403
4% 12/1/09	100,000	101,661
4% 12/1/10	100,000	102,368
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (b)	80,000	85,621
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (b)	2,030,000	2,172,628
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.):
4.5% 4/1/13	365,000	374,304
5% 4/1/14	200,000	209,254
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	130,688
5.25% 6/1/12	55,000	58,313
5.25% 6/1/14	70,000	74,071
5% 6/1/10	550,000	570,114
(Dept. of Corrections & Rehab. Proj.) Series 2007 F, 4% 11/1/13	165,000	166,157
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,550
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	$ 100,000	$ 106,109
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	500,000	502,750
5.5% 6/1/14	100,000	106,930
5.5% 6/1/14 (MBIA Insured)	50,000	54,639
Series 2004 D, 5% 12/1/15 (MBIA Insured)	150,000	159,140
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,427
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	140,690
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	134,642
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	337,348
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	988,650
(Judicial Council Proj.) Series 2007 G:
3.7% 11/1/12	110,000	110,136
3.75% 11/1/13	740,000	735,871
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	214,528
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	53,518
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	271,300
Series A, 5.5% 6/1/14	155,000	167,467
Series B:
5.55% 6/1/10	100,000	105,366
5.55% 6/1/10 (MBIA Insured)	250,000	264,025
Series 2007 F, 4% 11/1/12	110,000	111,772
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	40,000	42,846
California State Univ. Rev.:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,592
5% 11/1/10 (FSA Insured)	1,005,000	1,056,165
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (b)	35,000	38,915
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Communities Dev. Auth. Poll. Cont. Rev.:
(Southern California Edison Co. Proj.) Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	$ 2,000,000	$ 1,939,480
(Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	969,740
California Statewide Communities Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,057,676
5% 7/1/10	1,545,000	1,561,083
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (a)	375,000	379,279
Series 2004 H, 2.625%, tender 5/1/08 (a)	2,060,000	2,060,000
Series B, 3.94% 4/1/36 (a)	1,000,000	777,560
Series I, 3.45%, tender 5/1/11 (a)	1,000,000	994,350
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	448,907
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (b)	975,000	1,114,718
California Statewide Communities Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (b)	15,000	16,193
5% 10/1/13 (FSA Insured)	40,000	43,118
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (b)	330,000	351,585
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,801
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,147,928
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (b)	30,000	32,648
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (b)	70,000	74,969
5% 8/1/12 (FGIC Insured)	20,000	21,298
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,796
5% 6/1/10 (MBIA Insured)	2,000,000	2,079,720
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	206,496
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	$ 540,000	$ 558,403
5% 9/1/10 (AMBAC Insured)	565,000	589,278
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	85,000	57,975
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	60,000	60,949
East Bay Muni. Util. District Wtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	135,000	137,136
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,892
5% 8/1/12 (FSA Insured)	55,000	58,919
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,615
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (b)	50,000	51,376
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CDC IXIS Finl. Guaranty Insured)	240,000	246,074
4% 5/1/12 (CDC IXIS Finl. Guaranty Insured)	300,000	306,909
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,051,180
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,044
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (b)	85,000	91,129
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	104,859
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (b)	195,000	196,166
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (b)	2,570,000	2,940,003
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	775,000	824,437
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	130,000	131,008
Series A-1, 5% 6/1/11	1,000,000	1,017,260
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	775,000	824,437
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	205,000	218,077
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	$ 60,000	$ 63,154
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	7,470,000	8,123,089
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,950,000	2,120,489
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,000,000	1,087,430
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	115,000	121,601
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	175,000	191,335
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	1,830,000	2,000,812
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (a)	500,000	505,305
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	54,085
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (b)	160,000	170,429
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	80,900
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (b)	50,000	51,803
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (b)	100,000	85,163
(Disney Parking Proj.) 0% 3/1/14	20,000	15,492
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	37,721
Second Series 1999 A, 6% 7/1/09	200,000	208,640
Series 2005 B, 5% 7/1/09	45,000	46,423
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (b)	105,000	111,430
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,140
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	112,700
5% 10/1/14 (FSA Insured)	25,000	26,956
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	$ 65,000	$ 67,893
Series B, 5% 5/15/14 (MBIA Insured)	165,000	175,921
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	128,080
Series A1:
5% 7/1/08	85,000	85,695
5% 7/1/12 (MBIA Insured)	25,000	26,646
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	170,000	184,034
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,404
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,266
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (b)	60,000	63,906
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,522
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,458
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	26,705
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (b)	80,000	84,988
Series A, 5% 7/1/13 (MBIA Insured)	25,000	26,755
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (b)	190,000	193,515
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (b)	50,000	52,333
Series E:
5% 7/1/09 (MBIA Insured)	55,000	56,703
5% 7/1/10	1,795,000	1,877,337
5.5% 7/1/13 (MBIA Insured)	40,000	43,181
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,303,444
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (b)	45,000	46,581
5% 8/1/10 (Escrowed to Maturity) (b)	60,000	63,005
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	60,366
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,594
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 B, 5% 7/1/10	$ 90,000	$ 94,439
Series A:
5% 7/1/13	35,000	37,721
5.25% 7/1/10 (Escrowed to Maturity) (b)	70,000	73,779
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	270,000	290,274
Series B, 5% 7/1/11	160,000	170,301
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (b)	15,000	15,977
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,271
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	117,592
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	48,578
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	64,269
5% 8/1/16 (MBIA Insured)	35,000	37,062
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	1,000,000	1,027,320
3.618% 7/1/13 (a)	1,000,000	913,160
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (b)	25,000	26,655
5.85% 7/1/10 (AMBAC Insured)	25,000	26,591
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (b)	60,000	62,645
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	76,810
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	51,949
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	63,895
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,311
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	146,409
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	158,712
6% 6/1/09 (Escrowed to Maturity) (b)	85,000	88,720
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,452
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (b)	$ 50,000	$ 53,537
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (b)	50,000	53,419
5% 11/1/10 (FGIC Insured)	35,000	36,910
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (b)	50,000	50,728
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	121,632
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (b)	50,000	53,230
Series B, 5% 8/1/14 (FSA Insured)	60,000	64,801
5% 8/1/11 (FSA Insured)	100,000	106,593
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,741
5% 2/1/12 (Escrowed to Maturity) (b)	10,000	10,667
Port of Oakland Rev. Series M, 5% 11/1/12 (FGIC Insured)	85,000	89,831
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (a)	2,115,000	1,955,191
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,255,249
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	48,128
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (MBIA Insured)	1,000,000	1,089,810
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	55,534
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (b)	100,000	107,881
5% 12/1/14 (FGIC Insured)	40,000	42,461
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (b)	140,000	149,836
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	270,990
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	75,422
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	$ 45,000	$ 45,046
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	53,751
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	200,000	210,532
5% 8/1/12 (MBIA Insured)	890,000	940,312
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	79,925
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (b)	50,000	51,111
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (MBIA Insured)	25,000	26,360
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	58,060
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	213,218
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	78,461
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	47,791
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	26,770
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	265,644
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,282
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B:
7.25% 8/1/08 (MBIA Insured)	1,000,000	1,018,800
7.25% 8/1/11 (MBIA Insured)	1,425,000	1,604,849
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (b)	20,000	22,098
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	59,401
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	172,944
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	86,508
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Multiple Projs.):
6.75% 7/1/12	$ 30,000	$ 33,749
6.75% 7/1/13	65,000	73,855
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	219,458
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	55,000	58,964
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,058
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (b)	45,000	48,762
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,923
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (a)	1,000,000	882,820
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	53,869
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	60,000	63,713
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,521
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,443
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	125,472
5% 5/15/12 (AMBAC Insured)	80,000	85,283
Series K, 5% 5/15/09	1,000,000	1,030,280
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,901
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	398,267
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (a)	1,250,000	1,256,763
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (b)	165,000	170,943
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (b)	40,000	31,174
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,774
		134,747,616
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	$ 1,000,000	$ 1,023,190
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	261,635
		1,284,825
Puerto Rico - 4.6%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	350,438
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (a)	265,000	265,466
Series B, 5.5% 7/1/11 (FGIC Insured)	250,000	263,933
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,988,406
5.25% 7/1/10 (FGIC Insured)	170,000	176,725
5.75% 7/1/08 (MBIA Insured)	200,000	202,224
6.5% 7/1/12 (FSA Insured)	1,140,000	1,269,230
6.5% 7/1/12 (MBIA Insured)	75,000	82,557
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	225,000	231,638
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,040,970
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	401,047
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	509,295
		6,781,929
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	350,000	355,222
4% 10/1/10 (FGIC Insured)	580,000	588,775
		943,997
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $143,349,493)	143,758,367
NET OTHER ASSETS - 2.6%	3,787,601
NET ASSETS - 100%	$ 147,545,968
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.9%
Escrowed/Pre-Refunded	24.0%
Special Tax	12.7%
Electric Utilities	8.6%
Health Care	6.7%
Water & Sewer	5.0%
Others* (individually less than 5%)	11.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $143,349,493)		$ 143,758,367
Cash		2,864,084
Receivable for fund shares sold		450,000
Interest receivable		1,746,649
Prepaid expenses		304
Receivable from investment adviser for expense reductions		24,747
Other receivables		27,507
Total assets		148,871,658

Liabilities
Payable for fund shares redeemed	$ 1,125,497
Distributions payable	80,043
Accrued management fee	44,530
Other affiliated payables	28,654
Other payables and accrued expenses	46,966
Total liabilities		1,325,690

Net Assets		$ 147,545,968
Net Assets consist of:
Paid in capital		$ 147,143,460
Distributions in excess of net investment income		3,292
Accumulated undistributed net realized gain (loss) on investments		(9,658)
Net unrealized appreciation (depreciation) on investments		408,874
Net Assets, for 14,620,464 shares outstanding		$ 147,545,968
Net Asset Value, offering price and redemption price per share ($147,545,968 ÷ 14,620,464 shares)		$ 10.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended February 29, 2008

Investment Income
Interest		$ 4,257,970

Expenses
Management fee	$ 433,202
Transfer agent fees	70,849
Accounting fees and expenses	30,680
Custodian fees and expenses	2,423
Independent trustees' compensation	421
Registration fees	20,260
Audit	54,689
Legal	569
Miscellaneous	739
Total expenses before reductions	613,832
Expense reductions	(288,561)	325,271
Net investment income		3,932,699
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,139
Futures contracts	38,480
Total net realized gain (loss)		56,619
Change in net unrealized appreciation (depreciation) on investment securities		(75,322)
Net gain (loss)		(18,703)
Net increase (decrease) in net assets resulting from operations		$ 3,913,996

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,932,699	$ 2,702,761
Net realized gain (loss)	56,619	16,385
Change in net unrealized appreciation (depreciation)	(75,322)	329,732
Net increase (decrease) in net assets resulting from operations	3,913,996	3,048,878
Distributions to shareholders from net investment income	(3,929,413)	(2,703,303)
Distributions to shareholders from net realized gain	(87,345)	(9,474)
Total distributions	(4,016,758)	(2,712,777)
Share transactions Proceeds from sales of shares	77,919,893	73,138,565
Reinvestment of distributions	3,175,835	2,126,583
Cost of shares redeemed	(35,502,294)	(27,940,353)
Net increase (decrease) in net assets resulting from share transactions	45,593,434	47,324,795
Redemption fees	6,571	1,259
Total increase (decrease) in net assets	45,497,243	47,662,155

Net Assets
Beginning of period	102,048,725	54,386,570
End of period (including undistributed net investment income of $3,292 and distributions in excess of net investment income of $279, respectively)	$ 147,545,968	$ 102,048,725
Other Information Shares
Sold	7,702,098	7,291,544
Issued in reinvestment of distributions	314,767	211,757
Redeemed	(3,522,301)	(2,785,482)
Net increase (decrease)	4,494,564	4,717,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.335	.328	.105
Net realized and unrealized gain (loss)	.017	.021	.059
Total from investment operations	.352	.349	.164
Distributions from net investment income	(.336)	(.328)	(.104)
Distributions from net realized gain	(.007)	(.001)	-
Total distributions	(.343)	(.329)	(.104)
Redemption fees added to paid in capital D	.001	- H	- H
Net asset value, end of period	$ 10.09	$ 10.08	$ 10.06
Total Return B, C	3.55%	3.54%	1.64%
Ratios to Average Net Assets F
Expenses before reductions	.52%	.57%	.94% A
Expenses net of fee waivers, if any	.35%	.35%	.35% A
Expenses net of all reductions	.27%	.26%	.23% A
Net investment income	3.32%	3.27%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,546	$ 102,049	$ 54,387
Portfolio turnover rate	13%	16%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 25, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,249,235
Unrealized depreciation	(846,798)
Net unrealized appreciation (depreciation)	402,437
Undistributed ordinary income	70
Cost for federal income tax purposes	$ 143,355,930

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Tax-exempt Income	$ 3,929,414	$2,703,303
Ordinary Income	49,911	9,474
Long-term Capital Gains	37,433	-
Total	$ 4,016,758	$ 2,712,777

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Futures Contracts - continued

gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,286,859 and $14,500,112, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for the Funds. For the period, the transfer agent fees were equivalent to an annual rate of .06% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $267 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $200,296.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent, and accounting expenses by $2,423, $65,118, and $20,724, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Short-Intermediate Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Short-Intermediate Tax-Free Bond Fund (a fund of Fidelity California Municipal Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Short-Intermediate Tax-Free Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of California Short-Intermediate Tax-Free Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of California Short-Intermediate Tax-Free Bond. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2005

Secretary of California Short-Intermediate Tax-Free Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of California Short-Intermediate Tax-Free Bond. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of California Short-Intermediate Tax-Free Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of California Short-Intermediate Tax-Free Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of California Short-Intermediate Tax-Free Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $26,088, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CSI-UANN-0408
1.817076.102

Item 2. Code of Ethics

As of the end of the period, February 29, 2008, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity California Municipal Income Fund and Fidelity California Short-Intermediate Tax-Free Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity California Municipal Income Fund	$48,000	$52,000
Fidelity California Short-Intermediate Tax-Free Bond Fund	$50,000	$43,000
All funds in the Fidelity Group of Funds audited by PwC	$14,100,000	$14,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity California Municipal Income Fund	$0	$0
Fidelity California Short-Intermediate Tax-Free Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Fidelity California Municipal Income Fund	$2,200	$2,900
Fidelity California Short-Intermediate Tax-Free Bond Fund	$2,200	$2,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Fidelity California Municipal Income Fund	$2,100	$2,000
Fidelity California Short-Intermediate Tax-Free Bond Fund	$1,200	$1,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$220,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate fees billed by PwC of $1,525,000A and $1,265,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$230,000	$135,000
Non-Covered Services	$1,295,000	$1,130,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008